                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3541

                              Asset Management Fund
               (Exact name of registrant as specified in charter)

                    230 West Monroe Street, Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-527-3713

Date of fiscal year end: 10/31/06

Date of reporting period: 10/31/06

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                                 ANNUAL REPORT
                                OCTOBER 31, 2006

                               CHAIRMAN'S LETTER

  The Asset Management Fund (AMF) family of no-load institutional mutual funds is pleased to present shareholders the 2006 Annual Report.

  For the year ended October 31, 2006, many fixed-income investors enjoyed improved returns in comparison with the prior 12-month period as the bond market transitioned from an extended trend of rates moving higher to one of more stable to lower rates. After rising steadily throughout much of the period, yields fell significantly in the third calendar quarter, finishing at levels only incrementally higher than where they began. The "flattening" trend of last year proved more persistent as the 2-year U.S. Treasury Note, responding to a 132 basis point jump in the effective federal funds rate, registered an increase of 0.30% to 4.70%, while the 10-year U.S. Treasury Note rose only 0.03% to 4.60%.

  The AMF portfolios navigated this transition very well with all portfolios outperforming a majority of competing mutual funds within their respective Morningstar categories. Of perhaps greater significance, four of the five bond portfolios outperformed more than 85% of competing mutual funds within their respective Morningstar categories for the year ended October 31, 2006.

  In our view, the market transition was engendered by three primary factors:

  First, following 17 straight increases of 25 basis points at each of its meetings beginning in June 2004, the Federal Open Market Committee ("FOMC") effectively moved to the sidelines by leaving the fed funds target rate unchanged following its August 2006 meeting. While stating that it perceives the balance of risks to be skewed towards inflation, the FOMC believes that the economy will slow sufficiently in the coming months to reduce that risk. The economic data released in the 3rd quarter reinforced this perception.

  Second, commodity prices, which many fixed-income investors consider an indicator of inflationary pressures, ended a nearly two-year rally with a dramatic sell-off in the 3rd quarter. Prices, as measured by the Commodity Research Bureau Index ("CRB Index"), peaked in May 2006 at 365.35 and by October 31, 2006 had fallen to 305.87.

  Third, statistics related to the housing market, one of the key drivers of economic growth in the current expansion, indicated a meaningful decline in construction, sales, and prices by the end of the second calendar quarter. The lower level of housing-related activity likely reinforced the perception of a developing economic slowdown.

  Clearly, 2006 was a year of transition for the bond market. Where yields go from here will be largely dependant on the nature of the housing slowdown and whether or not commodity prices continue to be stable. As always, we are honored that you have chosen to invest in the AMF complex and remain committed to ensuring that your best interests are served.

Sincerely,

/s/ Rodger D. Shay
Rodger D. Shay
Chairman
Asset Management Fund

  The report has been prepared for the information of the shareholders of the Asset Management Fund and must be preceded or accompanied by a prospectus. It is not to be construed as an offering to sell or buy any shares of the Fund. Such an offering is made only by the prospectus.

                                   EXHIBIT I
                           U.S. TREASURY YIELD CURVE

                      Source: Bloomberg
(LINE GRAPH)

                                                                          10/31/03                           10/29/04
                                                                          --------                           --------
3m                                                                         0.948                              1.894
6m                                                                         1.032                               2.12
2y                                                                         1.818                              2.548
3y                                                                          2.24                              2.761
5y                                                                         3.242                              3.282
10y                                                                        4.293                              4.023
30y                                                                        5.131                              4.789

--------------------------------------------------------------------------------

                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2006

  As we look back over the last twelve months, one cannot help but use words like "transition" and "convergence" to best characterize the year in U.S. fixed income. The FOMC streak of 17 consecutive rate hikes culminated in June
2006 and, by many accounts, the
oft-used "pause" verbiage to
describe this Fed's recent
cessation of rate hikes may
more aptly be referred to as a
"termination." While we
sometimes use the analogy of
landing a 747 on Michigan
Avenue when handicapping the
prospect of attaining the
elusive economic condition
known as a soft landing, this
FOMC may have engineered just
that. Let's review some of the
economic themes that impacted
market interest rates in 2006
and will likely influence
investor behavior in 2007.

  The U.S. Treasury Yield Curve
continued to flatten with
short-term interest rates
rising at a faster pace than long-term rates (See Exhibit I). In fact, this disparity hastened the first inverted yield curve since the fourth quarter of 2000 with the bellwether 2-year/10-year U.S. Treasury yield spread contracting from +18 to -10 basis points during the year ended October 31, 2006. A slower economy, heightened uncertainty regarding the health of the housing market, and the growing accumulation of U.S. dollar denominated assets by foreign investors have all contributed to the relative flatness of the U.S. Treasury Yield Curve. Clearly, two years of FOMC tightening has slowed job creation and cooled the red-hot housing market such that nominal GDP has slowed from a 4.5% annual growth rate in the second quarter of 2004 to a 3.0% rate by the third quarter of 2006. To be sure, this year's downturn in housing has dominated the current debate regarding the true health of the economy and has been the primary catalyst in the reduction of market rates across the curve from their highs in June 2006.

  The wild ride of bond market yields in the third quarter stands in stark contrast to the paucity of volatility witnessed over the past two years. The relative certainty of FOMC rate hikes from generational lows has been replaced by the uncertainty of the depth and pervasiveness of the housing downturn. Most notably, housing starts, existing home sales, and median home prices have fallen enough for some observers to start talking about a housing-lead recession reminiscent of the late 1980's, or worse. Exacerbating the uncertainty of the depth of the housing problem is the changing composition of the mortgage market and the emergence of adjustable rate mortgages ("ARMs") as
--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2006

a major vehicle to finance home ownership in the United States. Clearly, a larger proportion of mortgage debt outstanding is adjustable and, as such, is subject to coupon adjustments to market levels on a regular basis. This concern takes center stage in 2007, when it is anticipated that nearly $2 trillion in ARMs will reset to generally higher coupon rates. Again, how deeply this crimps consumer spending has been "the" debate of 2006.

  This divergence of opinion by Wall Street economists regarding the nature of the current housing slowdown is the primary reason for the complete inversion of the yield curve, from fed funds to the 30-year U.S. Treasury Bond. On the one hand, if the slowdown in housing is transitory in nature and is merely reflecting the work-off of surplus inventories, then consumer spending should be less affected in the near term, job losses should recede and the FOMC will likely remain on the sidelines for the foreseeable future. On the other hand, should the housing downturn continue for a long enough period of time that it produces larger price reductions, consumer spending would be negatively impacted for a longer period of time and job losses would continue to mount; clearly the doomsday scenario that would prompt the FOMC to cut short-term rates. In our view, the aforementioned bond market inversion would imply that investors are more inclined to believe that the weakness in housing this year is a bit more than merely a transitory event.

  On the inflation front, the collective opinion of fixed-income investors is much less varied. Clearly, the economy was spared what many feared to be an early 1980's commodity-lead recession with the sharp drop in crude oil prices from their peak of over $77 per barrel in July to nearly $59 by the end of October. Additionally, the CRB Index witnessed a similar drop from its May peak, falling nearly 20% in little more than four months. We believe this abatement of inflationary expectations has been a primary driver for both the rise in the stock market and the sharp decline in bond market yields, particularly on the longer end of the yield curve. Perhaps the only negative on the price front is the steady increase in average hourly earnings, rising at a 4% year-over-year rate in September, the highest increase in over 5 years. Notwithstanding that, investors appear to be comfortable with the general level of prices in the United States and, as a consequence, market yields have continued to grind lower with 2-year and 10-year U.S. Treasury Note yields ending October at 4.70% and 4.60% respectively.

  To be sure, the U.S. economy has been resilient since the last measured recession in 2000, weathering the terrorist attacks of 2001, 17 consecutive rate increases by the FOMC over two years and higher commodity price levels. The big question for investors in 2007: Can this economy keep dodging bullets?

  AMF ULTRA SHORT MORTGAGE FUND - While for much of 2006 the Adviser maintained the portfolio's posture to benefit from the union of higher rates and a flatter yield curve, a new strategy initiative was undertaken towards year's end to address the changing interest rate landscape. This strategy was borne of the fact that the FOMC last raised rates in June of this year and appears to have completed its two year long campaign of tightening monetary policy. Accordingly, portfolio assets were allocated towards those sectors best able to capitalize on periods of stable to lower interest rates with an eye towards a steeper yield curve in 2007. For the year, the yield curve inverted with the spread between 2-year and

--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2006

10-year U.S. Treasury Notes contracting from +18 to -10 basis points during the twelve months ended October 31, 2006.

  The portfolio's exposure to One-month LIBOR floating rate collateralized mortgage obligations ("CMOs") increased from 1% to 21% of assets during the fiscal year. These bonds were purchased using cash rather than by selling other positions in the portfolio. To mitigate extension risk, preference was given to structures that are backed by short-reset hybrid ARM collateral. The portfolio's exposure to fixed-rate CMOs increased from 21% to 30% of assets for the twelve months ended October 31, 2006. Consistent with the Adviser's view that the probability of additional rate increases by the FOMC has diminished amid indications of slower economic growth and lower market rates, agency-backed 3-year sequential CMOs with lower coupons and discounted dollar prices were added to the portfolio. These CMOs were purchased to enhance the portfolio's convexity, as discount securities tend to perform well during a bond market rally. The Adviser focused on those securities backed by seasoned collateral, as they tend to minimize extension risk and possess better liquidity. These purchases were funded with proceeds from the sale of bonds with limited prospects of price appreciation, including shorter, higher dollar priced CMOs and hybrid sequential securities.

  The portfolio's exposure to Six-month LIBOR ARMs was reduced from 21% to 10% of assets during the fiscal year. This reduction was largely a function of scheduled amortization and high prepayments rather than the sale of securities. As is typical in FOMC tightening cycles, higher rates and a flatter yield curve ultimately serve to accelerate prepayment speeds on adjustable rate mortgage backed securities. The portfolio's AAA-rated Six-month LIBOR holdings continued to paydown quickly.

  Finally, the Adviser increased the portfolio's exposure to AA-rated hybrid ARM non-accelerated securities ("NAS") backed by loans of high credit quality borrowers. This sector exhibited outsized yields relative to other longer duration, similar quality fixed-rate assets.

  THE FUND POSTED A 38TH PERCENTILE, 1-YEAR RANKING IN THE MORNINGSTAR ULTRASHORT BOND CATEGORY WITH 4.49% TOTAL RETURN FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2006.

  AMF ULTRA SHORT FUND - While for much of 2006 the Adviser maintained the portfolio's posture to benefit from the union of higher rates and a flatter yield curve, a new strategy initiative was undertaken towards year's end to address the changing interest rate landscape. This strategy was borne of the fact that the FOMC last raised rates in June of this year and appears to have completed its two year long campaign of tightening monetary policy. Accordingly, portfolio assets were allocated towards those sectors best able to capitalize on periods of stable to lower interest rates with an eye towards a steeper yield curve in 2007. For the year, the yield curve inverted with the spread between 2-year and 10-year U.S. Treasury Notes contracting from +18 to -10 basis points during the twelve months ended October 31, 2006.

--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2006

  The portfolio's exposure to One-month LIBOR floating rate CMOs increased from 7% to 25% of assets during the fiscal year. These bonds were purchased using cash, rather than by selling other positions in the portfolio. To mitigate extension risk, preference was given to structures that are backed by short-reset hybrid ARM collateral. The portfolio's exposure to fixed-rate CMOs increased from 22% to 25% of assets for the twelve months ended October 31, 2006. Consistent with the Adviser's view that the probability of additional rate increases by the FOMC has diminished amid indications of slower economic growth and lower market rates, agency-backed 3-year sequential CMOs with lower coupons and discounted dollar prices were added to the portfolio. These CMOs were purchased to enhance the portfolio's convexity, as discount securities tend to perform well during a bond market rally. The Adviser focused on those securities backed by seasoned collateral, as they tend to minimize extension risk and possess better liquidity. These purchases were funded with proceeds from the sale of bonds with limited prospects of price appreciation, including shorter, higher dollar priced CMOs and hybrid sequential securities.

  Finally, the Adviser increased the portfolio's exposure to AA-rated hybrid ARM NAS securities backed by loans of high credit quality borrowers. This sector exhibited outsized yields relative to other longer duration, similar quality fixed-rate assets.

  THE FUND POSTED A 10TH PERCENTILE, 1-YEAR RANKING IN THE MORNINGSTAR ULTRASHORT BOND CATEGORY WITH 4.88% TOTAL RETURN FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2006.

  AMF SHORT U.S. GOVERNMENT FUND - While for much of 2006 the Adviser maintained the portfolio's posture to benefit from the union of higher rates and a flatter yield curve, a new strategy initiative was undertaken towards year's end to address the changing interest rate landscape. This strategy was borne of the fact that the FOMC last raised rates in June of 2006 and appears to have completed its two year long campaign of tightening monetary policy. Accordingly, portfolio assets were allocated towards those sectors best able to capitalize on periods of stable to lower interest rates with an eye towards a steeper yield curve in 2007. For the year, the yield curve inverted with the spread between 2-year and 10-year U.S. Treasury Notes contracting from +18 to -10 basis points during the twelve months ended October 31, 2006.

  The portfolio's exposure to fixed-rate CMOs increased from 48% to 54% of assets, for the twelve months ended October 31, 2006. Consistent with the Adviser's view that the probability of additional rate increases by the FOMC has diminished amid indications of slower economic growth and lower market rates, agency-backed 3-year sequential CMOs with lower coupons and discounted dollar prices were added to the portfolio. These CMOs were purchased to enhance the portfolio's convexity, as discount securities tend to perform well during a bond market rally. The Adviser focused on those securities backed by seasoned collateral, as they tend to minimize extension risk and possess better liquidity. These purchases were funded with proceeds from the sale of bonds with limited prospects of price appreciation, including shorter, higher dollar priced CMOs and hybrid sequential securities.

  The portfolio continued to hold seasoned One-year Constant Maturity Treasury ("CMT") agency ARMs in favor of cash as they possess monthly coupon rate resets and generally feature slower, more
--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2006

stable prepayment speeds than their newly issued counterparts. To mitigate the negative effects of faster speeds, the Adviser opted to add only those One-year CMT agency ARMs with considerable seasoning, i.e. 10 years or more. These securities generally exhibit slower and more consistent prepayment speeds than new origination within the sector.

  Additionally, the portfolio's allocation to U.S. Treasury notes increased during the third quarter to reflect the Adviser's opinion that the cycle high in interest rates was likely witnessed in June 2006. The Adviser feels that the next, larger move in rates will be lower as the housing market cools and consumer spending declines. 3-year U.S. Treasury Notes were added to the portfolio reflecting the Adviser's belief that yields will generally fall more quickly for the short-term maturities than long-term maturities as market participants begin to position for an FOMC easing. This phenomenon, known as a "Bull Steepener" trade, is generally observable after periods of FOMC tightening. It follows that short-term maturities will tend to generate higher total returns than their longer-dated cousins.

  THE FUND POSTED A 12TH PERCENTILE, 1-YEAR RANKING IN THE MORNINGSTAR SHORT GOVERNMENT CATEGORY WITH A 4.52% TOTAL RETURN FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2006.

  AMF INTERMEDIATE MORTGAGE FUND - Strategically, the portfolio focused on the ownership of hybrid ARMs and well-structured CMOs with relatively stable cash flows to generate the yield associated with mortgage backed securities ("MBS") while mitigating some of the negative effects of average life volatility.

  During the 2006 fiscal year, the Adviser increased its allocation of AA-rated private label subordinate bonds from 19% to 25%. The securities purchased were seasoned hybrid ARMs, collateralized by loans to high credit quality borrowers with low loan-to-value ratios. These bonds provide attractive potential returns in exchange for accepting a lower rating. During the first part of the year, these securities were very favorably priced relative to structurally similar AAA-rated notes. During the course of the year, the spreads relative to the benchmark on AA-rated hybrid subordinate bonds have tightened considerably.

  Consistent with the Adviser's view that the probability of additional rate increases by the FOMC has diminished amid indications of slower economic growth and lower market rates, the Adviser shifted assets away from the short duration AAA-rated hybrid ARM sector and redeployed those proceeds into longer duration CMOs with either more positively convex fixed coupon collateral or discount CMOs. These assets may capture more of the positive price movement generated during bond market rallies.

  THE FUND POSTED A 6TH PERCENTILE, 1-YEAR RANKING IN THE MORNINGSTAR SHORT GOVERNMENT CATEGORY WITH 4.90% TOTAL RETURN FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2006.

  AMF U.S. GOVERNMENT MORTGAGE FUND - After a disappointing showing in 2005 resulting in a 46th percentile rank in its Morningstar peer group, the portfolio posted markedly improved returns in 2006. For the 1-year period ended October 31, 2006, the Fund was ranked in the 10th percentile of the Morningstar Intermediate Government category, posting a 5.04% total return.
--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2006

  Critical to this turnaround in peer group positioning was an asset allocation shift within the portfolio. Beginning in 2006, the Adviser increased the portfolio's commitment to the AA-rated hybrid subordinate sector. These bonds provide attractive potential returns in exchange for accepting a lower rating. During the first part of the year, these securities were favorably priced relative to structurally similar AAA-rated notes. Three quarters of the portfolio's non-government assets were deployed into seasoned, high quality borrower, AA-rated hybrid ARMs.

  Additionally, in order to better manage duration and prepayments, the portfolio's allocation to Agency CMOs increased to 57% of assets. Within this allocation, emphasis was placed on CMOs with principal lockouts to help contain duration drift and to increase the potential of capturing price appreciation. During periods of falling interest rates the portfolio's stated benchmark, the Lehman Fixed Rate MBS Index, typically loses duration as prepayments increase. Principal lockouts are structural characteristics of a bond that redirect principal to other tranches, thus helping to maintain duration and reducing reinvestment risk.

  To maintain an attractive payout yield, the portfolio retained approximately 10 percent allocation to premium coupon 30-year fixed-rate pass-throughs. The portfolio was also invested in 10/1 hybrid ARMs during the year because yields and scenario return profiles looked attractive relative to 15-year and 20-year pass-throughs.

  THE FUND POSTED A 10TH PERCENTILE, 1-YEAR RANKING IN THE MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY WITH 5.04% TOTAL RETURN FOR THE TWELVE MONTHS ENDED OCTOBER 31, 2006.

  For a description of Morningstar categories see Note C on page 49.

--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31

--------------------------------------------------------------------------------
ULTRA SHORT MORTGAGE FUND
[GRAPH]

                                                                                                      LEHMAN 6 MONTH T-BILL
                                                                 ULTRA SHORT MORTGAGE FUND              BELLWETHERS INDEX
                                                                 -------------------------            ---------------------
1996                                                                       10000                              10000
1997                                                                       10665                              10566
1998                                                                       11198                              11185
1999                                                                       11728                              11709
2000                                                                       12505                              12421
2001                                                                       13378                              13183
2002                                                                       13796                              13480
2003                                                                       14012                              13667
2004                                                                       14264                              13836
2005                                                                       14525                              14198
2006                                                                       15177                              14860

                                           This graph compares the performance
                                           of the Ultra Short Mortgage Fund to
                                           the Lehman 6 Month T-Bill Bellwethers
                                           Index.

                                           -------------------------------------

                                           Ultra Short Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             4.49%        2.56%        4.26%

--------------------------------------------------------------------------------
ULTRA SHORT FUND
[GRAPH]

                                                                                                      LEHMAN 6 MONTH T-BILL
                                                                      ULTRA SHORT FUND                  BELLWETHERS INDEX
                                                                      ----------------                ---------------------
2001                                                                       10000                              10000
2002                                                                       10229                              10214
2003                                                                       10420                              10356
2004                                                                       10607                              10484
2005                                                                       10834                              10758
2006                                                                       11363                              11260

                                           This graph compares the performance
                                           of the Ultra Short Fund to the Lehman
                                           6 Month T-Bill Bellwethers Index.

                                           -------------------------------------

                                           Ultra Short Fund
                                           Average Annual Return

                                                                              One         Since
                                                                             Year       Inception
                                                                            -------------------
                                                                             4.88%        2.61%
                                                                 The chart represents historical performance of an initial
                                                                 investment of $10,000 in the Ultra Short Fund from November 14,
                                                                 2001 to October 31, 2006.

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. PERFORMANCE FIGURES IN THE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. The Lehman 6 Mo. T-Bill Bellwethers Index is an unmanaged index comprised of U.S. Government Treasury Bonds with an average maturity of six months. The Lehman index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT

               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31

--------------------------------------------------------------------------------
SHORT U.S. GOVERNMENT FUND

[GRAPH]

                                                                                                    LEHMAN 1-3 YEAR GOVERNMENT
                                                                 SHORT U.S. GOVERNMENT FUND                   INDEX
                                                                 --------------------------         --------------------------
1996                                                                       10000                              10000
1997                                                                       10604                              10648
1998                                                                       11355                              11462
1999                                                                       11640                              11803
2000                                                                       12311                              12527
2001                                                                       13501                              13926
2002                                                                       14038                              14632
2003                                                                       14308                              14943
2004                                                                       14610                              15231
2005                                                                       14805                              15341
2006                                                                       15473                              15998

                                           This graph compares the performance
                                           of the Short U.S. Government Fund to
                                           the Lehman 1-3 Year Government Index.

                                           -------------------------------------

                                           Short U.S. Government Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             4.52%        2.77%        4.46%

--------------------------------------------------------------------------------
INTERMEDIATE MORTGAGE FUND

[GRAPH]

                                                                                LEHMAN FIXED RATE
                                                  INTERMEDIATE MORTGAGE          MORTGAGE BACKED             LEHMAN 1-5 YEAR
                                                          FUND                  SECURITIES INDEX            GOVERNMENT INDEX
                                                  ---------------------         -----------------           ----------------
1996                                                      10000                       10000                       10000
1997                                                      10790                       10912                       10684
1998                                                      11565                       11708                       11596
1999                                                      11834                       12059                       11833
2000                                                      12600                       12972                       12584
2001                                                      14060                       14669                       14146
2002                                                      14641                       15594                       14991
2003                                                      14847                       16023                       15335
2004                                                      15265                       16915                       15735
2005                                                      15429                       17211                       15777
2006                                                      16185                       18189                       16462

                                           This graph compares the performance
                                           of the Intermediate Mortgage Fund to
                                           the Lehman Fixed Rate Mortgage Backed
                                           Securities Index and the Lehman 1-5
                                           Year Government Index.

                                           -------------------------------------

                                           Intermediate Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             4.90%        2.85%        4.93%

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. PERFORMANCE FIGURES IN THE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. The Lehman 1-3 Year Government Index is an unmanaged index generally representative of government securities with maturities of one to three years. The Lehman Fixed Rate Mortgage Backed Securities Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Lehman 1-5 Year Government Index is an unmanaged index generally representative of government securities with maturities of one to five years. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE FUND

[GRAPH]

                                           This graph compares the performance
                                           of the U.S. Government Mortgage Fund
                                           to the Lehman Fixed Rate Mortgage
                                           Backed Securities Index.

                                           -------------------------------------

                                           U.S. Government Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             5.04%        3.40%        5.35%

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. PERFORMANCE FIGURES IN THE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. The Lehman Fixed Rate Mortgage Backed Securities Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Lehman index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS                   AMOUNT         VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS............................     100.1%
  Citigroup Repo, 5.29%,
     (Agreement dated 10/31/06 to be repurchased
     at $111,369,363 on 11/1/06. Collateralized
     by various Adjustable Rate U.S. Government
     Mortgage Securities, 3.54%-6.21%, with a
     value of $113,580,060, due 8/25/33-9/1/36)                            $111,353,000   $111,353,000
  Bear Stearns, 5.30%*,
     (Agreement dated 10/31/06 to be repurchased
     at $30,065,758 on 11/1/06. Collateralized by
     an Adjustable Rate U.S. Government Mortgage
     Security, 5.62%, with a value of
     $30,930,859, due 4/15/36)                                               30,000,000     30,000,000
                                                                                          ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $141,353,000)                                                                   141,353,000
                                                                                          ------------
TOTAL INVESTMENTS................................     100.1%                               141,353,000
  (Cost $141,353,000)
LIABILITIES IN EXCESS OF OTHER ASSETS............      (0.1%)                                 (150,893)
                                                                                          ------------
Net Assets applicable to 141,214,058 Shares of
  Common Stock issued and outstanding............     100.0%                              $141,202,107
                                                                                          ============
Net Asset Value, Class I offering and redemption
  price per share ($110,020,808 / 110,032,329)                                                   $1.00
                                                                                          ============
Net Asset Value, Class D offering and redemption
  price per share ($31,181,299 / 31,181,729)                                                     $1.00
                                                                                          ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*..............................     63.6%
  1 Yr. Constant Maturity Treasury Based
     ARMS..................................      9.6%
     Bear Stearns Adjustable Rate Mortgage
       Trust
       7.14%                                               3/25/31         $  5,101,529   $    5,091,157
       4.27%                                               1/25/35           18,187,015       18,002,072
     CS First Boston Mortgage Securities
       Corp.
       6.45%                                              11/25/31            1,826,678        1,827,114
       6.99%                                               6/25/32            2,317,269        2,314,372
     Fannie Mae
       7.02%                                                7/1/28            8,308,202        8,640,530
       6.70%                                                1/1/29            8,675,458        8,968,255
       6.57%                                                8/1/29            7,052,458        7,283,866
       5.78%                                                3/1/30            3,726,882        3,820,054
       6.72%                                                6/1/30            7,444,353        7,728,169
       6.67%                                                9/1/30            4,586,302        4,748,256
       6.59%                                                5/1/33            6,307,646        6,512,644
       5.69%                                               5/25/42           17,202,454       17,417,485
     Fannie Mae Grantor Trust
       5.72%                                               5/25/42            9,608,809        9,680,875
     Fannie Mae Whole Loan
       5.98%                                               8/25/42            7,859,219        7,918,163
     Fifth Third Mortgage Loan Trust
       5.80%                                              11/19/32           13,507,298       13,450,109
     Freddie Mac
       5.45%                                               10/1/22            3,584,806        3,646,419
       7.08%                                                8/1/24            3,918,240        4,062,725
       6.22%                                                9/1/27            3,992,485        4,117,251
       6.41%                                               12/1/27            3,840,127        3,963,731
       6.55%                                               12/1/27            4,012,021        4,148,681
       6.43%                                                9/1/28           27,373,091       28,237,054
       6.44%                                                9/1/30            3,805,122        3,935,923
       6.47%                                                7/1/31           17,866,540       18,424,870
     Structured Asset Mortgage Investments,
       Inc.
       7.29%                                               3/25/32            4,177,933        4,237,351
     Washington Mutual
       6.06%                                               4/25/44           21,170,766       21,256,772
                                                                                          --------------
                                                                                             219,433,898
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  6 Mo. Certificate of Deposit Based
     ARMS..................................      0.5%
     Fannie Mae
       6.32%                                                6/1/21         $  4,008,176   $    4,034,636
       6.75%                                               12/1/24            5,724,145        5,837,578
     Freddie Mac
       6.81%                                                1/1/26            1,950,752        1,991,071
                                                                                          --------------
                                                                                              11,863,285
                                                                                          --------------
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS....................      9.5%
     Bear Stearns Adjustable Rate Mortgage
       Trust
       8.05%                                               3/25/31            1,066,174        1,066,174
     Fannie Mae
       6.79%                                                9/1/27           16,124,561       16,340,542
       6.32%                                                3/1/28           13,594,318       13,710,978
       6.73%                                                6/1/28            2,671,003        2,728,380
       6.49%                                               12/1/32            2,193,379        2,232,679
       6.87%                                                9/1/33            4,482,764        4,548,887
       6.39%                                               11/1/33           10,558,677       10,656,150
       6.49%                                               11/1/33            8,125,968        8,207,752
     Freddie Mac
       7.19%                                                9/1/30            7,921,402        8,190,551
     Mastr Adjustable Rate Mortgages Trust
       6.69%                                               1/25/34            2,704,506        2,711,267
     MLCC Mortgage Investors, Inc.
       7.08%                                              10/25/28           25,727,826       26,001,185
     Structured Asset Mortgage Investments,
       Inc.
       7.00%                                               7/19/32            7,204,763        7,285,816
       7.31%                                              11/19/33           10,384,048       10,520,339
       7.12%                                              12/19/33           18,251,906       18,462,944
     Structured Asset Securities Corp.
       6.94%                                               5/25/32           10,233,247       10,313,194
       7.84%                                              11/25/32            9,936,149       10,057,246
       7.68%                                              12/25/32            8,884,706        9,012,423
       7.80%                                               2/25/33            9,840,294        9,950,997
       7.88%                                               3/25/33            8,361,215        8,470,956
       7.89%                                               5/25/33           18,165,491       18,403,913
       7.54%                                               9/25/33           19,443,160       19,765,187
                                                                                          --------------
                                                                                             218,637,560
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  Cost of Funds Index Based ARMS...........      5.9%
     Fannie Mae
       5.13%                                               11/1/32         $ 11,386,942   $   11,388,872
       5.34%                                                8/1/33           24,365,060       24,365,267
       5.34%                                                5/1/35           51,103,082       51,034,322
       5.43%                                               11/1/36           28,539,565       28,540,549
       5.41%                                                6/1/38           19,474,161       19,467,705
                                                                                          --------------
                                                                                             134,796,715
                                                                                          --------------
  HYBRID ARMS..............................     17.5%
     Adjustable Rate Mortgage Trust
       5.23%                                              11/25/35            9,409,704        9,369,364
     American Home Mortgage Assets
       4.84%                                              11/25/35           32,681,399       32,438,275
     Banc of America Funding Corp.
       4.11%                                               5/25/35           15,209,046       14,692,878
     Deutsche Mortgage Securities, Inc.
       5.04%                                               6/26/35           69,910,147       69,492,925
     First Horizon Alternative Mortgage
       Securities
       5.34%                                               6/25/35            9,785,256        9,725,069
     GSR Mortgage Loan Trust
       5.19%                                               1/25/36           30,594,270       30,350,074
     J.P. Morgan Mortgage Trust
       5.27%                                               9/25/35           18,172,476       18,077,805
       4.95%                                              11/25/35           15,171,575       15,100,984
       4.82%                                               2/25/36           32,659,106       32,370,570
     Mastr Adjustable Rate Mortgages Trust
       7.45%                                              10/25/32            3,739,838        3,769,559
     Merrill Lynch Mortgage Investors Trust
       5.16%                                              12/25/35           30,404,809       30,152,074
     Morgan Stanley Mortgage Loan Trust
       4.77%                                               9/25/34           27,311,827       27,055,918
       5.47%                                               6/25/36           11,463,925       11,386,230
     Residential Accredit Loans, Inc.
       5.29%                                               4/25/35            8,264,974        8,193,853
     Structured Adjustable Rate Mortgage
       Loan Trust
       4.60%                                               5/25/34           14,903,000       14,595,355
       6.15%                                               5/25/36            8,945,625        9,076,302

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
     Wells Fargo Mortgage Backed Securities
       Trust
       4.62%                                              10/25/33         $  7,886,884   $    7,848,012
       4.56%                                              11/25/34            1,815,365        1,814,231
       3.99%                                              12/25/34           19,245,856       18,614,942
       4.11%                                               6/25/35            6,946,775        6,907,972
       5.11%                                               3/25/36           19,975,849       19,592,029
       5.64%                                               5/25/36            9,988,113        9,940,497
                                                                                          --------------
                                                                                             400,564,918
                                                                                          --------------
MONTHLY London Interbank Offering Rate
  (LIBOR) Collateralized Mortgage
  Obligations..............................     20.6%
     Bear Stearns Alt-A Trust
       5.58%                                              11/25/35            9,437,704        9,449,640
       5.54%                                               8/25/36           33,977,683       33,977,636
       5.65%                                               8/25/36           44,828,000       44,828,000
       5.64%                                              11/25/36           11,811,000       11,811,000
       5.54%                                              12/25/46           18,450,000       18,450,000
       5.63%                                              12/25/46            7,054,000        7,054,000
     Fannie Mae,
       5.72%                                               9/18/31            6,798,639        6,831,776
     Greenpoint Mortgage Funding Trust
       5.63%                                              10/25/45           22,291,519       22,315,677
     GSR Mortgage Loan Trust
       5.67%                                               3/25/32            3,893,093        3,890,048
     J.P. Morgan Alternative Loan Trust
       5.54%                                              10/30/36           10,000,000       10,000,000
       5.63%                                              11/25/36           15,968,000       15,968,000
     Merrill Lynch Mortgage Investors Trust
       5.52%                                               7/25/36           20,095,360       20,095,360
     MLCC Mortgage Investors Trust
       5.70%                                               9/15/21            4,087,635        4,087,635
     Morgan Stanley Mortgage Loan Trust
       5.56%                                               8/25/36           32,529,306       32,511,854
       5.56%                                              10/25/36           15,404,442       15,435,728
       5.57%                                              11/25/36           24,418,500       24,418,500
     Nomura Asset Acceptance Corp.
       5.67%                                              12/25/35           12,316,417       12,334,778
     Residential Accredit Loans, Inc.
       5.54%                                               7/25/36           28,275,905       28,232,917
     Thornburg Mortgage Securities Trust
       5.50%                                               7/25/36           98,865,235       98,865,236
       5.50%                                               8/25/36           49,292,688       49,222,988

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
     Washington Mutual
       5.51%
                                                          12/25/45         $  3,707,090   $    3,708,020
                                                                                          --------------
                                                                                             473,488,793
                                                                                          --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES (Cost $1,455,031,331)                                                         1,458,785,169
                                                                                          --------------
FIXED RATE MORTGAGE-RELATED SECURITIES.....     30.4%
  Collateralized Mortgage Obligations......     30.4%
     Banc of America Mortgage Securities
       5.50%                                              11/25/33           26,619,063       26,402,046
     Deutsche Alt-A Securities, Inc.
       Mortgage Loan Trust
       4.85%                                               9/25/35           30,080,697       29,990,713
     Fannie Mae
       4.00%                                               3/25/17           36,064,913       34,933,369
       4.50%                                              10/25/18           91,639,370       89,774,160
       4.00%                                               7/25/31           24,172,943       22,991,002
       3.50%                                               6/25/33           36,944,273       35,304,157
       4.35%                                               3/25/34           41,175,164       39,832,236
       4.35%                                               9/25/36           70,000,000       67,745,007
     Freddie Mac
       5.13%                                              12/15/13           74,373,123       73,977,012
       5.13%                                              10/15/15           18,835,045       18,733,912
       4.50%                                              10/15/16           16,520,978       16,202,193
       4.00%                                               9/15/17           35,746,783       34,544,429
       4.50%                                               4/15/19           55,826,592       54,685,955
       5.00%                                               6/15/24           26,629,262       26,481,254
     Prime Mortgage Trust
       5.25%                                               1/25/34           13,618,379       13,472,171
     Residential Accredit Loans, Inc.
       6.00%                                              12/25/35           20,059,319       20,015,893
       6.00%                                               5/25/36           57,335,561       57,112,938
     Residential Asset Securitization Trust
       5.50%                                               9/25/35           34,025,783       33,879,710
                                                                                          --------------
TOTAL FIXED RATE MORTGAGE-RELATED
  SECURITIES
  (Cost $695,787,366)                                                                        696,078,157
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS..................      1.9%
       4.88%                                               5/15/09         $ 20,000,000   $   20,114,062
       4.00%                                              11/15/12           20,000,000       19,409,376
       4.50%                                              11/15/15            5,000,000        4,962,500
                                                                                          --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $44,399,293)                                                                                44,485,938
                                                                                          --------------
U.S. GOVERNMENT AGENCY.....................      0.4%
     Freddie Mac,
       4.88%                                               2/17/09           10,000,000        9,996,070
                                                                                          --------------
TOTAL U.S. GOVERNMENT AGENCY (Cost
  $9,996,575)                                                                                  9,996,070
                                                                                          --------------
REPURCHASE AGREEMENTS......................      3.9%
  Citigroup Repo, 5.29% (Agreement dated
     10/31/06 to be repurchased at
     $53,342,837 on 11/1/06. Collateralized
     by various Adjustable Rate U.S.
     Government Mortgage Securities,
     4.18%-6.55%, with a value of
     $54,401,701, due 07/1/34-9/1/36)                                        53,335,000       53,335,000
  Bear Stearns, 5.30%, (Agreement dated
     10/31/06 to be repurchased at
     $35,005,153 on 11/1/06. Collateralized
     by an Adjustable Rate U.S. Government
     Mortgage Security, 5.62%, with a value
     of $36,083,742, due 8/15/36)                                            35,000,000       35,000,000
                                                                                          --------------
  TOTAL REPURCHASE AGREEMENTS (Cost
     $88,335,000)                                                                             88,335,000
                                                                                          --------------
TOTAL INVESTMENTS
  (Cost $2,293,549,565)....................    100.2%                                      2,297,680,334
LIABILITIES IN EXCESS OF OTHER ASSETS......     (0.2%)                                        (5,306,988)
                                                                                          --------------
Net Assets applicable to 236,755,512 Shares
  of Common Stock issued and outstanding...    100.0%                                     $2,292,373,346
                                                                                          ==============
Net Asset Value, offering and redemption
  price per share
  ($2,292,373,346 / 236,755,512)                                                                   $9.68
                                                                                          ==============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       71.9%
  1 Yr. Constant Maturity Treasury Based ARMS..       19.0%
     Fannie Mae
       6.91%                                                      10/1/26    $ 1,556,891    $  1,615,761
       6.84%                                                      10/1/28      1,502,504       1,556,970
       7.08%                                                      12/1/30      3,978,147       4,137,272
       6.88%                                                       8/1/31      2,390,409       2,483,784
       6.74%                                                       7/1/33      5,226,871       5,411,445
       6.81%                                                      12/1/33      2,121,387       2,198,287
     Freddie Mac
       6.25%                                                      11/1/28      1,402,880       1,437,952
       6.96%                                                       1/1/29      4,223,807       4,392,759
       6.45%                                                       9/1/30      1,091,980       1,126,105
       6.61%                                                       8/1/31      7,872,676       8,165,442
     Fund America Investors Corp. II
       6.51%                                                      6/25/23      2,999,202       2,999,202
     Washington Mutual
       6.06%                                                      4/25/44      3,257,071       3,270,303
                                                                                            ------------
                                                                                              38,795,282
                                                                                            ------------
  6 Mo. Certificate of Deposit Based ARMS......        2.2%
     Fannie Mae
       6.21%                                                       4/1/20      4,494,499       4,522,210
                                                                                            ------------
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS................................        3.1%
     Structured Adjustable Rate Mortgage Loan
       Trust
       7.26%                                                      8/25/34      3,035,783       3,072,783
     Structured Asset Securities Corp.
       7.84%                                                     11/25/32      1,583,954       1,603,258
       7.84%                                                     11/25/32      1,583,954       1,603,258
                                                                                            ------------
                                                                                               6,279,299
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  Cost of Funds Index Based ARMS...............        0.8%
     Regal Trust IV
       5.68%                                                      9/29/31    $   975,219    $    973,945
     Ryland Mortgage Securities Corp.
       6.03%                                                     10/25/23        759,709         759,709
                                                                                            ------------
                                                                                               1,733,654
                                                                                            ------------
  HYBRID ARMS..................................       22.3%
     Adjustable Rate Mortgage Trust
       4.93%                                                     10/25/35      2,075,000       2,049,279
       5.06%                                                      3/25/36      2,225,728       2,211,973
     Banc of America Funding Corp.
       5.05%                                                      5/20/35      5,949,446       5,862,732
       4.62%                                                      2/20/36      1,924,175       1,852,632
     Bear Stearns Adjustable Rate Mortgage
       Trust
       4.80%                                                     10/25/35      5,753,805       5,563,903
     GSR Mortgage Loan Trust
       5.24%                                                      1/25/36      4,990,089       4,920,909
     Morgan Stanley Mortgage Loan Trust
       5.47%                                                      6/25/36      3,959,974       3,898,382
     Mortgageit Trust
       4.75%                                                      5/25/35      1,137,275       1,107,106
       4.75%                                                      5/25/35      1,821,230       1,779,937
     Sequoia Mortgage Trust
       4.08%                                                      4/20/35      1,740,000       1,680,506
     Structured Adjustable Rate Mortgage Loan
       Trust
       5.44%                                                      4/25/35      3,988,840       3,961,495
       5.44%                                                      4/25/35      2,891,909       2,852,284
       5.55%                                                      6/25/35      1,428,068       1,405,598
       5.78%                                                     10/25/35      6,387,601       6,394,575
                                                                                            ------------
                                                                                              45,541,311
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
MONTHLY London Interbank Offering Rate (LIBOR)
  Collateralized Mortgage
  Obligations..................................       24.5%
     Adjustable Rate Mortgage Trust
       5.59%                                                     11/25/35    $ 5,638,897    $  5,655,492
     American Home Mortgage Assets
       6.07%                                                     11/25/35      5,000,000       4,987,500
     American Home Mortgage Investment Trust
       5.47%                                                      9/25/35      6,918,512       6,915,542
     Bear Stearns Alt-A Trust
       5.54%                                                      8/25/36      9,226,997       9,226,983
     Morgan Stanley Mortgage Loan Trust
       5.41%                                                      6/25/36      8,065,513       8,065,513
     Sequoia Mortgage Trust
       5.63%                                                      9/20/33      4,801,097       4,802,597
     Structured Asset Mortgage Investments,
       Inc.
       6.52%                                                      2/19/35      3,234,978       3,259,240
     Structured Asset Securities Corp.
       6.57%                                                      3/25/33      1,937,127       1,947,418
       6.67%                                                      5/25/33      2,626,269       2,641,042
       6.52%                                                     11/25/33      2,668,978       2,683,157
                                                                                            ------------
                                                                                              50,184,484
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $146,390,850)                                                                     147,056,240
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       24.6%
  Collateralized Mortgage Obligations..........       24.6%
     Fannie Mae
       4.35%                                                      9/25/36     15,000,000      14,516,787

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
     Freddie Mac
       4.50%                                                      5/15/16    $10,000,000    $  9,812,293
       3.03%                                                      6/15/17      6,075,710       5,682,687
       4.50%                                                      6/15/17     10,775,001      10,555,983
     Government National Mortgage Association
       4.50%                                                      8/20/29     10,000,000       9,793,925
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $50,242,855)                                                                       50,361,675
                                                                                            ------------
REPURCHASE AGREEMENTS..........................        3.3%
  Citigroup Repo, 5.29%, (Agreement dated
     10/31/06 to be repurchased at $6,842,005
     on 11/1/06. Collateralized by an
     Adjustable Rate U.S. Government Mortgage
     Security, 5.94%, with a value of
     $6,977,820, due 6/1/36)...................                                6,841,000       6,841,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $6,841,000)                                                                         6,841,000
                                                                                            ------------
TOTAL INVESTMENTS
  (Cost $203,474,705)..........................       99.8%                                  204,258,915
OTHER ASSETS IN EXCESS OF LIABILITIES..........        0.2%                                      403,078
                                                                                            ------------
Net Assets applicable to 21,012,024 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $204,661,993
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($204,661,993 / 21,012,024)                                                            $9.74
                                                                                            ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                  PRINCIPAL
                                                     ASSETS      MATURITY     AMOUNT         VALUE
------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       26.7%
  1 Yr. Constant Maturity Treasury Based ARMS..       17.2%
     Fannie Mae
       6.60%                                                       5/1/26   $ 3,573,765   $  3,703,314
       6.78%                                                       5/1/27     1,165,254      1,207,131
       6.79%                                                       7/1/27       480,883        497,563
       6.68%                                                       7/1/28     2,921,063      3,024,213
       7.05%                                                       5/1/31     3,407,137      3,543,422
       6.70%                                                       9/1/33     3,534,843      3,659,667
     Freddie Mac
       6.32%                                                       5/1/18       780,149        802,091
       6.65%                                                       3/1/27     2,001,557      2,067,233
       6.61%                                                       8/1/31     9,065,277      9,402,392
                                                                                          ------------
                                                                                            27,907,026
                                                                                          ------------
  HYBRID ARMS..................................        9.5%
     Adjustable Rate Mortgage Trust
       4.96%                                                     10/25/35     2,482,349      2,469,029
     Banc of America Funding Corp.
       5.05%                                                      5/20/35     3,966,297      3,908,488
     Bear Stearns Adjustable Rate Mortgage
       Trust
       4.80%                                                     10/25/35     2,610,744      2,546,444
     Indymac Indx Mortgage Loan Trust
       5.47%                                                      7/25/35     4,181,056      4,121,494
       5.45%                                                      9/25/35     2,316,216      2,297,279
                                                                                          ------------
                                                                                            15,342,734
                                                                                          ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $43,269,672)                                                                     43,249,760
                                                                                          ------------


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                  PRINCIPAL
                                                     ASSETS      MATURITY     AMOUNT         VALUE
------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       54.1%
  15 Yr. Securities............................        0.3%
     Freddie Mac
       8.50%                                                      8/17/07   $    35,346   $     35,346
       8.00%                                                     12/17/15       496,042        506,666
                                                                                          ------------
                                                                                               542,012
                                                                                          ------------
  Collateralized Mortgage Obligations..........       53.8%
     Fannie Mae
       4.50%                                                     11/25/25     9,654,678      9,540,698
       4.35%                                                      9/25/36    15,000,000     14,516,788
     Freddie Mac
       7.00%                                                     12/15/06            93             93
       4.50%                                                      5/15/16    10,000,000      9,812,293
       3.03%                                                      6/15/17    13,256,094     12,398,590
       4.50%                                                      6/15/17     9,415,963      9,224,570
       4.50%                                                      4/15/19     9,656,742      9,459,438
       4.00%                                                      7/15/21    12,853,000     12,555,459
     Government National Mortgage Association
       4.50%                                                      8/20/29    10,000,000      9,793,925
                                                                                          ------------
                                                                                            87,301,854
                                                                                          ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $88,040,229)                                                                     87,843,866
                                                                                          ------------
U.S. TREASURY OBLIGATIONS......................        4.9%
       4.88%                                                      5/15/09     3,000,000      3,017,109
       4.75%                                                      5/15/14     3,000,000      3,030,469
       4.25%                                                     11/15/14     2,000,000      1,954,062
                                                                                          ------------
                                                                                             8,001,640
                                                                                          ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $8,125,524)                                                                             8,001,640
                                                                                          ------------


--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                  PRINCIPAL
                                                     ASSETS                   AMOUNT         VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS..........................       13.9%
  Citigroup Repo, 5.29%, (Agreement dated
     10/31/06 to be repurchased at $22,511,307
     on 11/1/06. Collateralized by an
     Adjustable Rate U.S. Government Mortgage
     Security, 6.04%, with a value of
     $22,958,160, due 4/1/33)                                               $22,508,000   $ 22,508,000
                                                                                          ------------
  TOTAL REPURCHASE AGREEMENTS (Cost
     $22,508,000)                                                                           22,508,000
                                                                                          ------------
TOTAL INVESTMENTS
  (Cost $161,943,425)..........................       99.6%                                161,603,266
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................................        0.4%                                    646,614
                                                                                          ------------
Net Assets applicable to 15,652,349 Shares of
  Common Stock issued and outstanding..........      100.0%                               $162,249,880
                                                                                          ============
Net Asset Value, offering and redemption price
  ($162,249,880 / 15,652,349)                                                                   $10.37
                                                                                          ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*....    44.1%
  1 Yr. Constant Maturity Treasury Based ARMS...     5.1%
     Countrywide Home Loans
       7.14%                                                    1/20/35   $  5,217,959   $  5,340,255
     Lehman XS Trust
       5.76%                                                   11/25/35      7,806,888      7,937,412
                                                                                         ------------
                                                                                           13,277,667
                                                                                         ------------
  HYBRID ARMS...................................    34.8%
     Adjustable Rate Mortgage Trust
       5.26%                                                   10/25/35      8,885,011      8,755,888
     Banc of America Mortgage Securities
       4.38%                                                    3/25/33      2,300,380      2,263,310
       6.41%                                                    4/25/33        191,497        192,324
     Bear Stearns Adjustable Rate Mortgage Trust
       4.80%                                                   10/25/35     12,271,196     11,952,372
     Countrywide Alternative Loan Trust
       5.20%                                                   12/25/34      7,926,865      7,837,093
     Countrywide Home Loans
       4.90%                                                   12/25/33      4,407,684      4,309,264
     First Horizon Alternative Mortgage
       Securities
       5.46%                                                    7/25/35     11,408,599     11,238,730
     GSR Mortgage Loan Trust
       5.24%                                                    1/25/36      4,990,089      4,920,909
     J.P. Morgan Mortgage Trust
       4.98%                                                    8/25/35      3,980,895      3,881,088
     Morgan Stanley Mortgage Loan Trust
       4.77%                                                    9/25/34     15,000,000     14,799,519
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.41%                                                    4/25/34     10,162,877      9,933,241
       5.59%                                                    6/25/36     10,000,000     10,014,365
                                                                                         ------------
                                                                                           90,098,103
                                                                                         ------------
MONTHLY London Interbank Offering Rate (LIBOR)
  Collateralized Mortgage Obligations...........     4.2%
     American Home Mortgage Investment Trust,
       5.47%                                                    9/25/35      6,468,690      6,465,914
     Impac CMB Trust
       5.83%                                                    6/25/33      4,316,773      4,316,861
                                                                                         ------------
                                                                                           10,782,775
                                                                                         ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $114,896,645)                                                                  114,158,545
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES..........    53.4%
  15 Yr. Securities.............................     5.2%
     Fannie Mae
       7.00%                                                     3/1/15   $    959,180   $    994,731
       7.00%                                                     3/1/15        522,028        540,389
       7.00%                                                     3/1/15        540,552        560,082
       7.50%                                                    11/1/15        710,113        743,067
       6.50%                                                     1/1/16        720,324        735,518
       6.00%                                                     6/1/16      1,804,386      1,834,906
       6.00%                                                     7/1/17      1,803,563      1,834,069
       6.00%                                                     7/1/17      1,083,955      1,102,966
       5.50%                                                     9/1/17      2,890,192      2,900,804
     Freddie Mac
       7.50%                                                     1/1/10        371,356        378,853
       6.00%                                                     6/1/17      1,915,610      1,946,065
                                                                                         ------------
                                                                                           13,571,450
                                                                                         ------------
  Collateralized Mortgage Obligations...........    48.2%
     Countrywide Alternative Loan Trust
       5.50%                                                   12/25/35      8,875,517      8,876,202
     Credit Suisse Mortgage Capital Certificates
       6.00%                                                    5/25/36     10,000,000     10,019,796
     Fannie Mae
       5.00%                                                    1/25/27      6,272,911      6,184,459
       5.00%                                                    9/25/35      4,995,748      4,921,606
     First Horizon Alternative Mortgage
       Securities
       6.00%                                                    7/25/36      5,190,000      5,212,745
       6.00%                                                    7/25/36      4,109,000      4,103,572
     First Horizon Mortgage Pass-Through Trust
       5.75%                                                    5/25/36     10,000,000      9,987,488

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
     Freddie Mac
       3.03%                                                    6/15/17   $  8,285,059   $  7,749,119
       5.00%                                                    2/15/27     14,000,000     13,821,728
       3.25%                                                    9/15/27     10,984,396     10,528,925
       4.50%                                                    5/15/28     10,000,000      9,690,385
       4.50%                                                    3/15/29      5,000,000      4,904,109
       5.00%                                                    4/15/29      3,124,000      3,049,888
       5.00%                                                    2/15/30      8,933,000      8,692,342
       4.75%                                                    3/15/30     10,000,000      9,625,238
       4.50%                                                    5/15/30      7,803,492      7,522,089
                                                                                         ------------
                                                                                          124,889,691
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $138,854,268)                                                                  138,461,141
                                                                                         ------------
REPURCHASE AGREEMENTS...........................      2.4%
  Citigroup Repo, 5.29%, (Agreement dated
     10/31/06 to be repurchased at $6,289,924 on
     11/1/06. Collateralized by an Adjustable
     Rate U.S. Government Mortgage Security,
     6.55%, with a value of $6,414,781, due
     9/1/36)                                                                 6,289,000      6,289,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $6,289,000)                                                                      6,289,000
                                                                                         ------------
TOTAL INVESTMENTS
     (Cost $260,039,913)........................     99.9%                                258,908,686
OTHER ASSETS IN EXCESS OF LIABILITIES...........      0.1%                                    197,741
                                                                                         ------------
Net Assets applicable to 27,887,191 Shares of
  Common Stock issued and outstanding...........    100.0%                               $259,106,427
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($259,106,427 / 27,887,191)                                                         $9.29
                                                                                         ============

--------------------------------------------------------------------------------

* The rates presented are the rates in effect at October 31, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*....     29.6%
  HYBRID ARMS...................................     29.6%
     Banc of America Funding Corp.
       5.05%                                                    5/20/35   $  5,918,710   $  5,832,444
       4.62%                                                    2/20/36      5,580,809      5,406,359
     Fannie Mae
       5.37%                                                    10/1/35      2,665,526      2,641,691
       4.67%                                                     1/1/36      1,530,631      1,479,672
       5.93%                                                     4/1/36      1,392,876      1,405,477
     Freddie Mac
       5.64%                                                     4/1/36     10,455,048     10,407,822
       6.01%                                                     5/1/36      6,196,623      6,228,529
     GSR Mortgage Loan Trust
       5.24%                                                   1/25/36..     4,990,089      4,920,909
     Indymac Indx Mortgage Loan Trust
       5.38%                                                    6/25/35      1,589,482      1,575,846
     Indymac Inda Mortgage Loan Trust
       5.20%                                                   11/25/35      3,746,463      3,668,911
     Morgan Stanley Mortgage Loan Trust
       5.37%                                                    1/25/35      3,987,017      3,958,015
     Wells Fargo Mortgage Backed Securities
       Trust
       5.12%                                                    9/25/35      1,056,000      1,038,448
                                                                                         ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $48,200,572)                                                                    48,564,123
                                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES..........     67.9%
  15 Yr. Securities.............................      0.6%
     Fannie Mae
       7.00%                                                     3/1/15        875,166        905,947
                                                                                         ------------
  30 Yr. Securities.............................     10.2%
     Fannie Mae
       5.00%                                                     8/1/33     10,624,188     10,288,446
       6.00%                                                     6/1/34      4,570,382      4,602,516
     Government National Mortgage Association
       7.50%                                                    2/15/24        450,971        476,041
       7.00%                                                    4/15/27        427,426        445,342
       6.00%                                                   1/15/29..     1,024,465      1,043,954
                                                                                         ------------
                                                                                           16,856,299
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations...........     57.1%
     Fannie Mae
       4.50%                                                    1/25/18   $  8,000,000   $  7,558,054
       4.50%                                                   10/25/31      9,000,000      8,466,707
       5.00%                                                    9/25/32     13,929,000     13,498,913
       4.00%                                                    1/25/33      1,013,699        954,552
       4.00%                                                    9/25/33      3,389,292      3,167,391
     Freddie Mac
       5.00%                                                    9/15/26     10,000,000      9,897,071
       5.50%                                                    2/15/27      7,000,000      7,018,449
       5.00%                                                    5/15/27      5,000,000      4,954,118
       5.50%                                                   12/15/28      5,496,270      5,502,963
       5.00%                                                    3/15/30     10,670,000     10,487,273
       4.00%                                                   3/15/33..     1,293,571      1,205,113
       4.00%                                                   9/15/34..    10,915,334     10,313,803
     Government National Mortgage Association
       4.50%                                                   4/16/31..    10,988,400     10,620,836
                                                                                         ------------
                                                                                           93,645,243
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $111,009,300)                                                                  111,407,489
                                                                                         ------------
REPURCHASE AGREEMENTS...........................      2.2%
  Citigroup Repo, 5.29%, (Agreement dated
     10/31/06 to be repurchased at $3,551,522 on
     11/1/06. Collateralized by an Adjustable
     Rate U.S. Government Mortgage Security,
     6.04%, with a value of $3,622,020, due
     4/1/34)                                                                 3,551,000      3,551,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $3,551,000)                                                                      3,551,000
                                                                                         ------------
TOTAL INVESTMENTS
     (Cost $162,760,872)........................     99.7%                                163,522,612
OTHER ASSETS IN EXCESS OF LIABILITIES...........      0.3%                                    565,617
                                                                                         ------------
Net Assets applicable to 16,118,955 Shares of
  Common Stock issued and outstanding...........    100.0%                               $164,088,229
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($164,088,229 / 16,118,955)                                                        $10.18
                                                                                         ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2006.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                                                                              U.S.
                                    MONEY       ULTRA SHORT                   SHORT U.S.    INTERMEDIATE   GOVERNMENT
                                    MARKET        MORTGAGE      ULTRA SHORT   GOVERNMENT      MORTGAGE      MORTGAGE
                                     FUND           FUND           FUND          FUND           FUND          FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income.............  $6,024,472    $117,524,081    $11,171,820   $7,344,023    $13,634,156    $8,951,123
                                  ----------    ------------    -----------   -----------   -----------    ----------
    Operating expenses:
      Investment advisory.......     185,418      10,994,660        993,791      388,209        929,856       410,089
      Distribution -- Class I
        Shares..................     136,656       6,108,115        552,104      232,927        398,513       246,055
      Distribution -- Class D
        Shares..................     195,048              --             --           --             --            --
      Fund accounting...........          --           5,552            913        1,914          4,147         3,069
      Audit fees................      10,211          91,958          8,063       13,362          9,633         6,071
      Administration............      37,083         544,307         66,251       46,584         79,701        49,210
      Custodian.................      18,467         125,374         31,376       16,254         34,262        17,660
      Transfer agent............      14,776          71,811          6,528        4,643          3,223         2,229
      Legal.....................      20,537         170,745         15,235       33,980         17,892        11,049
      Chief Compliance Officer..       3,805          77,268          6,934        4,783          8,257         5,060
      Registration and filing
        fees....................      17,231          25,201         11,386       13,663         17,623        12,283
      Printing..................      14,741          90,057          7,806        5,465          8,841         5,510
      Trustees..................       4,493         105,241          9,206        6,398         10,989         6,755
      Other.....................      14,443         177,990         22,772       23,760         16,508        10,313
                                  ----------    ------------    -----------   -----------   -----------    ----------
      Total expenses before fee
        reductions..............     672,909      18,588,279      1,732,365      791,942      1,539,445       785,353
      Expenses reduced by
        Investment Adviser......    (185,418)     (4,886,545)      (441,688)          --       (265,672)           --
      Expenses reduced by
        Distributor.............    (123,610)     (2,443,228)      (220,840)          --             --            --
                                  ----------    ------------    -----------   -----------   -----------    ----------
        Net expenses............     363,881      11,258,506      1,069,837      791,942      1,273,773       785,353
                                  ----------    ------------    -----------   -----------   -----------    ----------
        Net investment income...   5,660,591     106,265,575     10,101,983    6,552,081     12,360,383     8,165,770
                                  ----------    ------------    -----------   -----------   -----------    ----------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) FROM INVESTMENT
  ACTIVITIES:
    Realized gains/(losses) from
      investment transactions...          --     (10,499,986)    (1,319,862)    (533,158)    (2,787,679)   (2,976,770)
    Change in unrealized
      appreciation/depreciation
      from investments..........          --      10,378,859      1,680,389      785,906      3,104,041     2,836,325
                                  ----------    ------------    -----------   -----------   -----------    ----------
    Net realized/unrealized
      gains/(losses) from
      investments...............          --        (121,127)       360,527      252,748        316,362      (140,445)
                                  ----------    ------------    -----------   -----------   -----------    ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS...............  $5,660,591    $106,144,448    $10,462,510   $6,804,829    $12,676,745    $8,025,325
                                  ==========    ============    ===========   ===========   ===========    ==========
---------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       MONEY MARKET FUND
                                                              ------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31, 2006    OCTOBER 31, 2005
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................   $   5,660,591       $   1,587,259
     Net realized gains (losses) from investments...........              --                (407)
                                                               -------------       -------------
       Change in net assets resulting from operations.......       5,660,591           1,586,852
                                                               -------------       -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................      (4,264,854)         (1,147,360)
  Dividends paid to Class D stockholders:
     From net investment income.............................      (1,395,737)           (439,899)
                                                               -------------       -------------
       Total dividends paid to stockholders.................      (5,660,591)         (1,587,259)
                                                               -------------       -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................     547,595,058         261,705,750
     Proceeds from shares issued in merger..................              --          57,338,008
     Shares issued to stockholders in reinvestment of
      dividends.............................................       3,304,340             973,762
     Cost of shares repurchased.............................    (522,189,701)       (270,589,202)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................     584,490,918         501,905,079
     Shares issued to stockholders in reinvestment of
      dividends.............................................         954,298             278,693
     Cost of shares repurchased.............................    (592,886,171)       (482,650,150)
                                                               -------------       -------------
       Net increase (decrease) in net assets from capital
        transactions........................................      21,268,742          68,961,940
                                                               -------------       -------------
       Total increase (decrease) in net assets..............      21,268,742          68,961,533
Net Assets:
  Beginning of year.........................................     119,933,365          50,971,832
                                                               -------------       -------------
  End of year...............................................   $ 141,202,107       $ 119,933,365
                                                               =============       =============
Undistributed (distributions in excess of) net investment
  income....................................................   $          --       $          --

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                  ULTRA SHORT                      ULTRA SHORT
                                                 MORTGAGE FUND                         FUND
                                        ---------------------------------------------------------------
                                          YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED
                                         OCTOBER 31,       OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                             2006             2005             2006           2005
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income.............  $  106,265,575   $    83,978,134   $ 10,101,983   $   7,865,722
    Net realized gains (losses) from
       investments....................     (10,499,986)       (5,305,620)    (1,319,862)       (311,117)
    Change in unrealized
       appreciation/depreciation from
       investments....................      10,378,859       (24,363,462)     1,680,389      (2,150,876)
                                        --------------   ---------------   ------------   -------------
       Change in net assets resulting
         from operations..............     106,144,448        54,309,052     10,462,510       5,403,729
                                        --------------   ---------------   ------------   -------------
  Dividends paid to stockholders:
    From net investment income........    (109,621,055)      (96,715,388)   (10,498,576)     (8,979,200)
                                        --------------   ---------------   ------------   -------------
       Total dividends paid to
         stockholders.................    (109,621,055)      (96,715,388)   (10,498,576)     (8,979,200)
                                        --------------   ---------------   ------------   -------------
  Capital Transactions:
    Proceeds from sale of shares......      98,015,298     1,228,989,682     31,874,639      58,082,019
    Proceeds from shares issued in
       merger.........................              --                --             --              --
    Shares issued to stockholders in
       reinvestment of dividends......      44,176,667        50,763,580      3,701,434       4,339,967
    Cost of shares repurchased........    (520,639,566)   (1,880,073,755)   (62,674,517)   (118,398,525)
                                        --------------   ---------------   ------------   -------------
       Change in net assets from
         capital transactions.........    (378,447,601)     (600,320,493)   (27,098,444)    (55,976,539)
                                        --------------   ---------------   ------------   -------------
       Change in net assets...........    (381,924,208)     (642,726,829)   (27,134,510)    (59,552,010)
Net Assets:
  Beginning of year...................   2,674,297,554     3,317,024,383    231,796,503     291,348,513
                                        --------------   ---------------   ------------   -------------
  End of year.........................  $2,292,373,346   $ 2,674,297,554   $204,661,993   $ 231,796,503
                                        ==============   ===============   ============   =============
Undistributed (distributions in excess
  of) net investment income...........  $      317,033   $        38,840   $    116,648   $      57,624
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         SHORT U.S. GOVERNMENT         INTERMEDIATE MORTGAGE            U.S. GOVERNMENT
                                 FUND                          FUND                      MORTGAGE FUND
-------------------------------------------------------------------------------------------------------------
                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                          2006           2005           2006           2005           2006           2005
-------------------------------------------------------------------------------------------------------------
                      $  6,552,081   $  4,767,895   $ 12,360,383   $ 11,582,391   $  8,165,770   $  7,876,187
                          (533,158)    (1,235,069)    (2,787,679)    (1,454,576)    (2,976,770)       442,997
                           785,906     (1,572,002)     3,104,041     (7,232,608)     2,836,325     (6,717,868)
                      ------------   ------------   ------------   ------------   ------------   ------------
                         6,804,829      1,960,824     12,676,745      2,895,207      8,025,325      1,601,316
                      ------------   ------------   ------------   ------------   ------------   ------------
                        (6,880,069)    (5,316,782)   (12,424,316)   (11,947,390)    (8,241,573)    (8,070,389)
                      ------------   ------------   ------------   ------------   ------------   ------------
                        (6,880,069)    (5,316,782)   (12,424,316)   (11,947,390)    (8,241,573)    (8,070,389)
                      ------------   ------------   ------------   ------------   ------------   ------------
                        23,723,773        479,006         10,000          5,861        224,760      8,536,787
                                --     37,647,694             --             --             --             --
                         3,828,509      2,938,848      3,893,012      4,587,877      5,169,528      6,376,177
                       (21,549,296)   (34,639,544)   (23,010,045)   (15,888,564)    (7,137,906)    (9,263,751)
                      ------------   ------------   ------------   ------------   ------------   ------------
                         6,002,986      6,426,004    (19,107,033)   (11,294,826)    (1,743,618)     5,649,213
                      ------------   ------------   ------------   ------------   ------------   ------------
                         5,927,746      3,070,046    (18,854,604)   (20,347,009)    (1,959,866)      (819,860)
                       156,322,134    153,252,088    277,961,031    298,308,040    166,048,095    166,867,955
                      ------------   ------------   ------------   ------------   ------------   ------------
                      $162,249,880   $156,322,134   $259,106,427   $277,961,031   $164,088,229   $166,048,095
                      ============   ============   ============   ============   ============   ============
                      $     17,291   $    (11,663)  $     10,819   $       (669)  $    (23,380)  $    (28,735)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS I SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.0465      0.0264      0.0104      0.0096      0.0152
  Net realized losses from investments......          --          --(a)       --          --          --
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.0465      0.0264      0.0104      0.0096      0.0152
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.0465)    (0.0264)    (0.0104)    (0.0096)    (0.0152)
                                                --------    --------    --------    --------    --------
     Net asset value, end of year...........    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                ========    ========    ========    ========    ========
     Total return...........................       4.76%       2.68%       1.04%       0.97%       1.54%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $110,021    $ 81,311    $ 31,883    $ 40,737    $ 30,571
  Ratio of expenses to average net assets...       0.18%       0.17%       0.11%       0.18%       0.26%
  Ratio of net investment income to average
     net assets.............................       4.68%       2.84%       1.04%       0.96%       1.53%
  Ratio of expenses to average net
     assets*................................       0.43%       0.42%       0.41%       0.39%       0.41%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share were less than $0.00005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS D SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------
                                                    2006       2005       2004       2003       2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year............... $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                  --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income..........................   0.0420     0.0219     0.0054     0.0046     0.0104
  Net realized losses from investments...........       --         --(a)       --        --
                                                  --------   --------   --------   --------   --------
       Total from investment operations..........   0.0420     0.0219     0.0054     0.0046     0.0104
                                                  --------   --------   --------   --------   --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..................  (0.0420)   (0.0219)   (0.0054)   (0.0046)   (0.0104)
                                                  --------   --------   --------   --------   --------
Net asset value, end of year..................... $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                  ========   ========   ========   ========   ========
       Total return..............................    4.29%      2.22%      0.54%      0.47%      1.05%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)............. $ 31,181   $ 38,622   $ 19,089   $ 23,525   $ 15,039
  Ratio of expenses to average net assets........    0.63%      0.63%      0.61%      0.67%      0.75%
  Ratio of net investment income to average
     net assets..................................    4.29%      2.23%      0.54%      0.45%      1.04%
  Ratio of expenses to average net assets*.......    0.88%      0.88%      0.86%      0.84%      0.86%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share were less than $0.00005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                       ------------------------------------------------------------------
                                          2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year.............................    $     9.69    $     9.83    $     9.88    $     9.95    $     9.97
                                       ----------    ----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income............        0.4216        0.2706        0.1824        0.1778        0.2947
  Net realized and unrealized gains
     (losses) from investments.....        0.0041(a)    (0.0930)      (0.0070)      (0.0230)       0.0124
                                       ----------    ----------    ----------    ----------    ----------
       Total from investment
          operations...............        0.4257        0.1776        0.1754        0.1548        0.3071
                                       ----------    ----------    ----------    ----------    ----------
Less distributions:
  Dividends paid to stockholders:
     From net investment income....       (0.4357)      (0.3176)      (0.2254)      (0.2248)      (0.3271)
                                       ----------    ----------    ----------    ----------    ----------
Change in net asset value..........         (0.01)        (0.14)        (0.05)        (0.07)        (0.02)
                                       ----------    ----------    ----------    ----------    ----------
Net asset value, end of year.......    $     9.68    $     9.69    $     9.83    $     9.88    $     9.95
                                       ==========    ==========    ==========    ==========    ==========
Total return.......................         4.49%         1.83%         1.79%         1.57%         3.13%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's)........................    $2,292,373    $2,674,298    $3,317,024    $4,596,939    $3,389,975
  Ratio of expenses to average net
     assets........................         0.46%         0.46%         0.44%         0.44%         0.45%
  Ratio of net investment income to
     average net assets............         4.35%         2.80%         1.92%         1.72%         2.91%
  Ratio of expenses to average net
     assets*.......................         0.76%         0.76%         0.72%         0.71%         0.75%
  Portfolio turnover rate..........           83%           63%           50%          117%          107%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                                           NOVEMBER 14,
                                                      YEAR ENDED OCTOBER 31,                2001(A) TO
                                           --------------------------------------------    OCTOBER 31,
                                             2006        2005        2004        2003          2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...    $   9.74    $   9.87    $   9.92    $   9.95      $  10.00
                                           --------    --------    --------    --------      --------
Income from investment operations:
  Net investment income................      0.4462      0.2909      0.1985      0.1601        0.2204
  Net realized and unrealized gains
     (losses) from investments.........      0.0185     (0.0832)    (0.0217)     0.0242        0.0058
                                           --------    --------    --------    --------      --------
       Total from investment
          operations...................      0.4647      0.2077      0.1768      0.1843        0.2262
                                           --------    --------    --------    --------      --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income........     (0.4647)    (0.3377)    (0.2268)    (0.2143)      (0.2762)
                                           --------    --------    --------    --------      --------
Change in net asset value..............        0.00       (0.13)      (0.05)      (0.03)        (0.05)
                                           --------    --------    --------    --------      --------
Net asset value, end of period.........    $   9.74    $   9.74    $   9.87    $   9.92      $   9.95
                                           ========    ========    ========    ========      ========
Total return...........................       4.88%       2.14%       1.80%       1.87%          2.29%(b)
Ratios/Supplemental data:
  Net assets, end of period (in
     000's)............................    $204,662    $231,797    $291,349    $251,668      $287,116
  Ratio of expenses to average net
     assets............................       0.48%       0.49%       0.47%       0.47%          0.50%(c)
  Ratio of net investment income to
     average net assets................       4.57%       2.99%       2.00%       1.66%          2.11%(c)
  Ratio of expenses to average net
     assets*...........................       0.78%       0.79%       0.77%       0.77%          0.80%(c)
  Portfolio turnover rate..............         89%         36%        118%        126%           127%(b)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $  10.37    $  10.61    $  10.68    $  10.78    $  10.75
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.4370      0.3421      0.2640      0.2738      0.3512
  Net realized and unrealized gains (losses)
     from investments.......................      0.0209     (0.2035)    (0.0415)    (0.0686)     0.0674
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.4579      0.1386      0.2225      0.2052      0.4186
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.4579)    (0.3786)    (0.2925)    (0.3052)    (0.3886)
                                                --------    --------    --------    --------    --------
Change in net asset value...................        0.00       (0.24)      (0.07)      (0.10)       0.03
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $  10.37    $  10.37    $  10.61    $  10.68    $  10.78
                                                ========    ========    ========    ========    ========
Total return................................       4.52%       1.33%       2.11%       1.92%       3.98%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $162,250    $156,322    $153,252    $232,605    $162,170
  Ratio of expenses to average net assets...       0.51%       0.50%       0.48%       0.47%       0.49%
  Ratio of net investment income to average
     net assets.............................       4.22%       3.24%       2.50%       2.47%       3.35%
  Portfolio turnover rate...................         56%         95%        152%         72%         75%

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $   9.28    $   9.57    $   9.62    $   9.79    $   9.83
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.4306      0.3792      0.2892      0.2525      0.4155
  Net realized and unrealized gains (losses)
     from investments.......................      0.0123     (0.2778)    (0.0233)    (0.1156)    (0.0213)
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.4429      0.1014      0.2659      0.1369      0.3942
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.4329)    (0.3914)    (0.3159)    (0.3069)    (0.4342)
                                                --------    --------    --------    --------    --------
Change in net asset value...................        0.01       (0.29)      (0.05)      (0.17)      (0.04)
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $   9.29    $   9.28    $   9.57    $   9.62    $   9.79
                                                ========    ========    ========    ========    ========
Total return................................       4.90%       1.07%       2.81%       1.41%       4.13%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $259,106    $277,961    $298,308    $347,858    $240,645
  Ratio of expenses to average net assets...       0.48%       0.48%       0.47%       0.47%       0.47%
  Ratio of net investment income to average
     net assets.............................       4.65%       4.02%       3.02%       2.52%       4.28%
  Ratio of expenses to average net
     assets*................................       0.58%       0.58%       0.57%       0.57%       0.57%
  Portfolio turnover rate...................         56%         95%        148%         98%         54%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $  10.19    $  10.59    $  10.56    $  10.77    $  10.83
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.5038      0.4855      0.3875      0.3689      0.5116
  Net realized and unrealized gains (losses)
     on investments.........................     (0.0053)    (0.3880)     0.0795     (0.1511)    (0.0377)
                                                --------    --------    --------    --------    --------
     Total from investment operations.......      0.4985      0.0975      0.4670      0.2178      0.4739
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.5085)    (0.4975)    (0.4370)    (0.4278)    (0.5339)
                                                --------    --------    --------    --------    --------
Change in net asset value...................       (0.01)      (0.40)       0.03       (0.21)      (0.06)
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $  10.18    $  10.19    $  10.59    $  10.56    $  10.77
                                                ========    ========    ========    ========    ========
Total return................................       5.04%       0.92%       4.52%       2.04%       4.54%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $164,088    $166,048    $166,868    $204,566    $ 94,154
  Ratio of expenses to average net assets...       0.48%       0.48%       0.47%       0.47%       0.47%
  Ratio of net investment income to average
     net assets.............................       4.98%       4.66%       3.70%       3.39%       4.80%
  Portfolio turnover rate...................        105%         71%        171%        102%         82%

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of October 31, 2006, the Trust is authorized to issue an unlimited number of shares in six separate Funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss from these sources to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.

On August 26, 2005, Liquidity Fund and Fund One of the Bank Investment Fund, reorganized into the Money Market Fund and Short U.S. Government Fund, respectively. The reorganizations were structured as tax-free transactions for federal income tax purposes. The details of the reorganizations are as follows:

--------------------------------------------------------------------------------------------------------------
                                                          BEFORE REORGANIZATION           AFTER REORGANIZATION
                                                   -----------------------------------------------------------
                                                   MONEY MARKET FUND    LIQUIDITY FUND     MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
Net Assets.....................................       $57,735,976        $57,338,008          $115,073,984
Shares Outstanding.............................        57,747,517             57,338           115,085,650
Net Asset Value per share......................       $      1.00        $  1,000.00          $       1.00
Unrealized appreciation/depreciation...........       $      (407)       $        --          $       (407)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                          BEFORE REORGANIZATION           AFTER REORGANIZATION
                                                   -----------------------------------------------------------
                                                      SHORT U.S.                               SHORT U.S.
                                                    GOVERNMENT FUND        FUND ONE         GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------
Net Assets.....................................      $130,350,698        $37,647,694          $167,998,392
Shares Outstanding.............................        12,517,388             38,529            16,132,631
Net Asset Value per share......................      $      10.41        $    977.13          $      10.41
Unrealized appreciation/depreciation...........      $   (676,871)       $        --          $   (676,871)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006

--------------------------------------------------------------------------------

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain the net asset value per share at $1.00.

  Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

  As of October 31, 2006, the Funds' investments are generally valued at prices obtained from an independent pricing service, or, for certain securities, the Board of Trustees has approved the daily use of a matrix pricing system developed by the Adviser that the Board believes reflects the fair value of such securities. Within the matrix pricing systems used by the Funds, investments in certain debt instruments are valued on the basis of information obtained with respect to market transactions in such securities or comparable securities, quotations from broker/dealers, yields, maturities, ratings and various relationships between securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Trust's financial statement disclosures.

REPURCHASE AGREEMENTS

  Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

  Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. Normally, the settlement date occurs within one month of the purchase. By the time of delivery, securities purchased on a when-issued of delayed-delivery basis may be valued at more or less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006

--------------------------------------------------------------------------------

until acquisition, the Fund will not earn any income on the securities that it purchased. As of October 31, 2006, the Funds did not own any when-issued or delayed-delivery securities.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  Financial Accounting Standards Board Interpretation (FIN) No. 48
 -- Accounting for Uncertainty in Tax Positions -- An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact on the Funds, if any, of adopting FIN 48.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Fees and transactions with affiliates were as follows:

  Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust and the Chairman of SAMI, and Rodger D. Shay, Jr., a member of the Board of Trustees of the Trust and the President of SAMI and Shay Financial Services, Inc (SFSI).

  As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of such net assets in excess of $1 billion. The Advisor waived its entire fee for the year ended October 31, 2006.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006

--------------------------------------------------------------------------------

  The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of such net assets in excess of $5 billion. The Adviser waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the year ended October 31, 2006.

  The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the year ended October 31, 2006.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of such net assets in excess of $1.5 billion. The Adviser waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the year ended October 31, 2006.

  The Adviser has agreed to reduce its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75%.

  SFSI serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust and the Chairman of SAMI, and Rodger D. Shay, Jr., a member of the Board of Trustees of the Trust and the President of SAMI and SFSI.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of such combined net assets in excess of $2 billion. The Distributor waived a portion of its 12b-1 fee for the Class I Shares of the Money Market Fund. The Money Market distribution fee waiver amounted to $91,102 for Class I Shares for the year ended October 31, 2006.

  The distribution fee rate for the Money Market Class D Shares is 0.60% of average daily net assets. The Distributor waived a portion of the 12b-1 fees so that Total Fund Operating Expenses do not exceed 0.75% of average daily net assets. The Money Market Fund Class D Shares distribution fee waiver amounted to $32,508 for the year ended October 31, 2006.

  The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid 0.15% of average daily net assets for the year ended October 31, 2006.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006

--------------------------------------------------------------------------------

separately, is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves the Trust as administrator (the "Administrator"), fund accountant and transfer agent (the "Transfer Agent"). BISYS Ohio is a wholly-owned subsidiary of The BISYS Group, Inc. BISYS Ohio receives fees under the omnibus fee agreement computed separately for each Fund as follows: 0.03% of the first $1 billion, 0.02% of the next $1 billion, and 0.01% of such net assets in excess of $2 billion, with a minimum annual fee of $393,200 for the Trust. BISYS Ohio also receives an account based fee and other servicing expenses.

  Under a Compliance Services Agreement between the Funds' and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid BISYS Ohio $104,000 for the year ended October 31, 2006, plus certain out of pocket expenses. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

C. Transactions in shares of the Trust for the years ended October 31, 2006 and October 31, 2005, were as follows:

----------------------------------------------------------------------------------------------------
                                                                         MONEY MARKET FUND
                                                                ------------------------------------
                                                                   YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2006    OCTOBER 31, 2005
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       547,595,058         261,705,751
  Shares issued in merger...................................                --          57,338,008
  Shares issued to stockholders in reinvestment dividends...         3,304,340             973,762
  Shares repurchased........................................      (522,189,701)       (270,589,202)
                                                                  ------------        ------------
  Net increase (decrease)...................................        28,709,697          49,428,319
  Shares Outstanding
     Beginning of year......................................        81,322,632          31,894,313
                                                                  ------------        ------------
     End of year............................................       110,032,329          81,322,632
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................       584,490,918         501,905,079
  Shares issued to stockholders in reinvestment dividends...           954,298             278,693
  Shares repurchased........................................      (592,886,171)       (482,650,150)
                                                                  ------------        ------------
  Net increase (decrease)...................................        (7,440,955)         19,533,622
  Shares Outstanding
     Beginning of year......................................        38,622,684          19,089,062
                                                                  ------------        ------------
     End of year............................................        31,181,729          38,622,684
                                                                  ============        ============
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                          ULTRA SHORT MORTGAGE FUND                  ULTRA SHORT FUND
                                     --------------------------------------------------------------------------
                                        YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                     OCTOBER 31, 2006   OCTOBER 31, 2005   OCTOBER 31, 2006   OCTOBER 31, 2005
---------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares...................     10,126,974         125,368,028         3,275,549           5,906,390
  Shares issued to stockholders in
     reinvestment dividends........      4,566,382           5,195,013           380,569             442,285
  Shares repurchased...............    (53,798,732)       (192,009,060)       (6,441,292)        (12,057,722)
                                       -----------        ------------        ----------         -----------
  Net increase (decrease)..........    (39,105,376)        (61,446,019)       (2,785,174)         (5,709,047)
  Shares Outstanding
     Beginning of year.............    275,860,888         337,306,907        23,797,198          29,506,245
                                       -----------        ------------        ----------         -----------
     End of year...................    236,755,512         275,860,888        21,012,024          23,797,198
                                       ===========        ============        ==========         ===========
---------------------------------------------------------------------------------------------------------------

                                          SHORT U.S. GOVERNMENT FUND            INTERMEDIATE MORTGAGE FUND
                                      -------------------------------------------------------------------------
                                         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2006   OCTOBER 31, 2005   OCTOBER 31, 2006   OCTOBER 31, 2005
---------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares....................      2,298,508             45,381              1,083                616
  Shares issued in merger...........             --          3,615,243                 --                 --
  Shares issued to stockholders in
     reinvestment dividends.........        370,135            280,471            421,130            485,783
  Shares repurchased................     (2,085,622)        (3,313,114)        (2,496,819)        (1,683,081)
                                         ----------         ----------         ----------         ----------
  Net increase (decrease)...........        583,021            627,981         (2,074,606)        (1,196,682)
  Shares Outstanding
     Beginning of year..............     15,069,328         14,441,347         29,961,797         31,158,479
                                         ----------         ----------         ----------         ----------
     End of year....................     15,652,349         15,069,328         27,887,191         29,961,797
                                         ==========         ==========         ==========         ==========
---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                 U.S. GOVERNMENT MORTGAGE FUND
                                                              -----------------------------------
                                                                 YEAR ENDED         YEAR ENDED
                                                              OCTOBER 31, 2006   OCTOBER 31, 2005
-------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares............................................         22,427            811,407
  Shares issued to stockholders in reinvestment dividends...        510,616            611,314
  Shares repurchased........................................       (709,053)          (887,848)
                                                                 ----------         ----------
  Net increase (decrease)...................................       (176,010)           534,873
  Shares Outstanding
     Beginning of year......................................     16,294,965         15,760,092
                                                                 ----------         ----------
     End of year............................................     16,118,955         16,294,965
                                                                 ==========         ==========
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006

--------------------------------------------------------------------------------

D. At October 31, 2006, Net Assets consisted of the following:

-------------------------------------------------------------------------------------------------------------------
                                                                       SHORT U.S.    INTERMEDIATE   U.S. GOVERNMENT
                       MONEY MARKET    ULTRA SHORT     ULTRA SHORT     GOVERNMENT      MORTGAGE        MORTGAGE
                           FUND       MORTGAGE FUND        FUND           FUND           FUND            FUND
-------------------------------------------------------------------------------------------------------------------
Capital..............  $141,398,293   $2,389,022,850   $211,860,421   $168,112,005   $273,346,520    $174,199,471
Undistributed
  (distributions in
  excess of) net
  investment
  income.............            --          317,033        116,648         17,291         10,819         (23,380)
Accumulated net
  realized
  gain/(loss)........      (196,186)    (101,097,306)    (8,099,286)    (5,539,257)   (13,119,685)    (10,849,602)
Net unrealized
  appreciation/(depreciation)
  of investments.....            --        4,130,769        784,210       (340,159)    (1,131,227)        761,740
                       ------------   --------------   ------------   ------------   ------------    ------------
Net Assets...........  $141,202,107   $2,292,373,346   $204,661,993   $162,249,880   $259,106,427    $164,088,229
                       ============   ==============   ============   ============   ============    ============
-------------------------------------------------------------------------------------------------------------------

E. At October 31, 2006, liabilities for the Funds included:

------------------------------------------------------------------------------------------------------------------------
                                                                             SHORT U.S.   INTERMEDIATE   U.S. GOVERNMENT
                               MONEY MARKET    ULTRA SHORT     ULTRA SHORT   GOVERNMENT     MORTGAGE        MORTGAGE
                                   FUND       MORTGAGE FUND       FUND          FUND          FUND            FUND
------------------------------------------------------------------------------------------------------------------------
Investment advisory fee
  payable....................         --          486,794         43,153       34,323        54,769           34,594
Administration fee payable...        738            8,712          1,006          797         1,273              804
Distribution fee payable.....     26,465          292,078         25,892       20,594        32,861           20,757
Fund accounting fee payable..         --               80            170          197           271              144
Transfer agent fee payable...      6,036           24,894          2,255        1,634           989              685
Chief Compliance Officer
  payable....................      1,333           25,833          2,322        1,643         2,790            1,762
Distributions payable........    175,103        5,978,080        619,631      275,324       728,801          277,362
Capital shares redeemed
  payable....................         --       10,297,819             --           --            --               --
Other liabilities............     27,672          285,194         35,400       31,102        31,724           19,271
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006

--------------------------------------------------------------------------------

F. For the year ended October 31, 2006, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

------------------------------------------------------------------------------------------------------------
                                                              SHORT U.S.     INTERMEDIATE    U.S. GOVERNMENT
                             ULTRA SHORT      ULTRA SHORT     GOVERNMENT       MORTGAGE         MORTGAGE
                            MORTGAGE FUND         FUND           FUND            FUND             FUND
------------------------------------------------------------------------------------------------------------
Purchases.................  $  979,112,808    $107,433,042    $20,945,728    $92,743,436       $31,325,732
Sales.....................   1,275,095,103     103,442,840     18,149,742     76,257,268         9,628,057
------------------------------------------------------------------------------------------------------------

For the year ended October 31, 2006, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

-------------------------------------------------------------------------------------------------------------
                                                               SHORT U.S.     INTERMEDIATE    U.S. GOVERNMENT
                                ULTRA SHORT     ULTRA SHORT    GOVERNMENT       MORTGAGE         MORTGAGE
                               MORTGAGE FUND       FUND           FUND            FUND             FUND
-------------------------------------------------------------------------------------------------------------
Purchases....................  $785,407,775     $57,626,546    $54,133,034    $48,960,028      $135,172,200
Sales........................   638,384,963      54,500,915     64,320,970     83,078,084       159,390,178
-------------------------------------------------------------------------------------------------------------

G. During November 2005, the Staff of the Financial Accounting Standards Board issued their FASB Staff Position (FSP) Nos. FAS 115-1 and FAS 124-1 position titled "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." Although the FSP is not expected to have an impact on the Funds' financial statements, the guidance could affect the Funds' shareholders financial reporting of their investments in the Funds (other than the Money Market Fund). It is unclear at this time how this guidance may impact investor decisions surrounding the purchase or retention of investments in these Funds.

H. FEDERAL INCOME TAX INFORMATION:

  The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2006 and 2005 were as follows:

-------------------------------------------------------------------------------------------------------------
                                                DISTRIBUTIONS PAID FROM   TOTAL TAXABLE   TOTAL DISTRIBUTIONS
2006                                                ORDINARY INCOME       DISTRIBUTIONS          PAID*
-------------------------------------------------------------------------------------------------------------
Money Market Fund.............................       $  5,237,006         $  5,237,006       $  5,237,006
Ultra Short Mortgage Fund.....................        108,442,120          108,442,120        108,442,120
Ultra Short Fund..............................         10,338,059           10,338,059         10,338,059
Short U.S. Government Fund....................          6,766,172            6,766,172          6,766,172
Intermediate Mortgage Fund....................         12,367,938           12,367,938         12,367,938
U.S. Government Mortgage Fund.................          8,247,024            8,247,024          8,247,024
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                  DISTRIBUTIONS PAID FROM   TOTAL TAXABLE   TOTAL DISTRIBUTIONS
2005                                                  ORDINARY INCOME       DISTRIBUTIONS          PAID*
---------------------------------------------------------------------------------------------------------------
Money Market Fund...............................        $ 1,348,467          $ 1,348,467        $ 1,348,467
Ultra Short Mortgage Fund.......................         95,359,339           95,359,339         95,359,339
Ultra Short Fund................................          8,932,070            8,932,070          8,932,070
Short U.S. Government Fund......................          5,191,523            5,191,523          5,191,523
Intermediate Mortgage Fund......................         11,907,708           11,907,708         11,907,708
U.S. Government Mortgage Fund...................          8,038,845            8,038,845          8,038,845
---------------------------------------------------------------------------------------------------------------

* Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

  At October 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                             NET UNREALIZED
                                                           TAX UNREALIZED   TAX UNREALIZED   APPRECIATION/
                                             TAX COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Money Market Fund.......................  $  141,353,000     $       --      $        --      $        --
Ultra Short Mortgage Fund...............   2,293,713,883      8,044,630       (4,078,179)       3,966,451
Ultra Short Fund........................     203,474,705        919,412         (135,202)         784,210
Short U.S. Government Fund..............     161,943,425        268,075         (608,234)        (340,159)
Intermediate Mortgage Fund..............     260,039,913        742,679       (1,873,906)      (1,131,227)
U.S. Government Mortgage Fund...........     162,760,872      1,138,659         (376,919)         761,740
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2006

--------------------------------------------------------------------------------

  As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis was as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                                                             TOTAL
                       UNDISTRIBUTED                                  ACCUMULATED        UNREALIZED       ACCUMULATED
                         ORDINARY      ACCUMULATED   DISTRIBUTIONS    CAPITAL AND       APPRECIATION/       EARNINGS
                          INCOME        EARNINGS        PAYABLE      OTHER LOSSES**   (DEPRECIATION)***    (DEFICIT)
----------------------------------------------------------------------------------------------------------------------
Money Market Fund....   $   727,849    $   727,849    $  (727,849)   $    (196,186)      $        --      $   (196,186)
Ultra Short Mortgage
  Fund...............    10,209,581     10,209,581     (9,892,548)    (100,932,988)        3,966,451       (96,649,504)
Ultra Short Fund.....     1,039,742      1,039,742       (923,093)      (8,099,287)          784,210        (7,198,428)
Short U.S. Government
  Fund...............       675,879        675,879       (658,588)      (5,539,257)         (340,159)       (5,862,125)
Intermediate Mortgage
  Fund...............     1,096,400      1,096,400     (1,085,581)     (13,119,685)       (1,131,227)      (14,240,093)
U.S. Government
  Mortgage Fund......       669,969        669,969       (693,350)     (10,849,602)          761,740       (10,111,242)
----------------------------------------------------------------------------------------------------------------------

** For federal income tax purposes at October 31, 2006, the following Funds had capital loss carryforwards. All losses are available to offset future realized capital gains, if any.

*** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

------------------------------------------------------------------------------------------------------
                         FUND                              AMOUNT      EXPIRES     AMOUNT      EXPIRES
------------------------------------------------------------------------------------------------------
Money Market Fund......................................  $    14,744    2008     $       407    2013
Money Market Fund......................................      181,035    2011
Ultra Short Mortgage Fund..............................    4,959,047    2007      24,633,492    2012
Ultra Short Mortgage Fund..............................    1,824,665    2008      19,172,685    2013
Ultra Short Mortgage Fund..............................    2,995,058    2010      13,969,341    2014
Ultra Short Mortgage Fund..............................   33,378,700    2011
Ultra Short Fund.......................................    1,342,312    2010       1,507,357    2013
Ultra Short Fund.......................................    1,849,300    2011       1,784,218    2014
Ultra Short Fund.......................................    1,616,100    2012
Short U.S. Government Fund.............................      665,009    2007         757,854    2012
Short U.S. Government Fund.............................    1,193,651    2008       1,805,629    2013
Short U.S. Government Fund.............................      236,551    2011         880,563    2014
Intermediate Mortgage Fund.............................      817,175    2007       2,261,965    2012
Intermediate Mortgage Fund.............................    2,029,049    2008       1,821,864    2013
Intermediate Mortgage Fund.............................      312,894    2010       2,863,116    2014
Intermediate Mortgage Fund.............................    3,013,622    2011
U.S. Government Mortgage Fund..........................      802,809    2007       1,808,782    2011
U.S. Government Mortgage Fund..........................    2,276,740    2008       2,721,813    2012
U.S. Government Mortgage Fund..........................      181,530    2010       3,057,928    2014
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF
THE ASSET MANAGEMENT FUND

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and the U.S. Government Mortgage Fund (collectively referred to as the "Funds") at October 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
December 22, 2006

--------------------------------------------------------------------------------

                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

                 TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                            POSITION(S) HELD WITH                                        PORTFOLIOS
                            TRUST, LENGTH OF TIME                                          IN FUND              OTHER
                             SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)          COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE             OFFICE                   DURING PAST 5 YEARS           OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Richard M. Amis.........  Trustee since 1997.        President, First Federal                 6         First Financial Trust
630 Clarksville Street    Indefinite Term of Office  Community Bank since 1984; and                            Company
Paris, TX 75460                                      Director, First Financial Trust
Age: 56                                              Company since 1993
David F. Holland........  Trustee since 1993 and     Retired; Chairman of the Board,          6             TD Banknorth
17 Ledgewood Circle       from 1988 to 1989.         Chief Executive Officer and
Topsfield, MA 01983       Indefinite Term of Office  President of BostonFed Bancorp
Age: 65                                              Inc. from 1995 to 2005; Chairman
                                                     of the Board from 1989 to 2005
                                                     and Chief Executive Officer from
                                                     1986 to 2005 of Boston Federal
                                                     Savings Bank; Consultant, TD
                                                     Banknorth since 2005
Gerald J. Levy..........  Vice Chairman of the       Chairman since 1984 and Director         6             FISERV, Inc.;
4000 W. Brown Deer Road   Board since 1997 and       since 1963, Guaranty Bank, F.S.B.                    Republic Mortgage
Milwaukee, WI 53209       Trustee since 1982.                                                            Insurance Company;
Age: 74                   Indefinite Term of Office                                                      Guaranty Financial;
                                                                                                          Federal Home Loan
                                                                                                           Bank of Chicago
William A. McKenna,       Trustee since 2002.        Retired; Chairman and Chief              7         Asset Management Fund
  Jr....................  Indefinite Term of Office  Executive Officer of Ridgewood                       Large Cap Equity
71-02 Forest Avenue                                  Savings Bank from 1992 to 2004                      Institutional Fund,
Ridgewood, NY 11385                                                                                     Inc.; RSI Retirement
Age: 70                                                                                                  Trust; St. Joseph's
                                                                                                            College; St.
                                                                                                         Vincent's Services;
                                                                                                        Boys Hope Girls Hope;
                                                                                                          Calvary Hospital
                                                                                                          Fund; Retirement
                                                                                                         System Group, Inc.;
                                                                                                           RS Group Trust
                                                                                                           Company; Irish
                                                                                                             Educational
                                                                                                             Development
                                                                                                          Foundation, Inc.;
                                                                                                         Catholic University
                                                                                                           of America; St.
                                                                                                          Aloysius School;
                                                                                                        American Institute of
                                                                                                          Certified Public
                                                                                                             Accountants
Christopher M. Owen.....  Trustee since 2005.        President and Chief Executive            6          Meriwest Mortgage,
5615 Chesbro Avenue       Indefinite Term of Office  Officer of Meriwest Credit Union                            LLC
San Jose, CA 95123                                   since 1995
Age: 60

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                          NUMBER OF
                            POSITION(S) HELD WITH                                        PORTFOLIOS
                            TRUST, LENGTH OF TIME                                          IN FUND              OTHER
                             SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)          COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE             OFFICE                   DURING PAST 5 YEARS           OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
Maria F. Ramirez........  Trustee since 2005.        President and Chief Executive            6             Independence
One Liberty Plaza,        Indefinite Term of Office  Officer of Maria Fiorini Ramirez                      Community Bank;
46th Floor                                           Inc. (global economic and                          Schroder Hedge Funds
New York, NY 10006                                   financial consulting firm) since                       Bermuda; Pace
Age: 59                                              1992                                                 University; Notre
                                                                                                        Dame High School; Big
                                                                                                           Brother and Big
                                                                                                             Sister N.J.

INTERESTED TRUSTEES(1)
Rodger D. Shay(2).......  Chairman of the Board      Chairman and Director of Shay            7           Horizon Bank, FSB
1000 Brickell Avenue      since 1997 and Trustee     Investment Services, Inc. and
Miami, FL 33131           since 1993 and Trustee     Shay Financial Services, Inc.
Age: 70                   from 1985 to 1990.         since 1997; Director of Shay
                          Indefinite Term of Office  Assets Management, Inc. since
                                                     1997
Rodger D. Shay, Jr.(2)..  Trustee since 2002.        President and Chief Executive            6           Family Financial
230 West Monroe Street    Indefinite Term of Office  Officer of Shay Financial                          Holdings, LLC; First
Chicago, IL 60606         President since 2005.      Services, Inc. since 1997;                          Financial Bank and
Age: 47                   Term of Office Expires     President, Shay Assets                                     Trust
                          2007                       Management, Inc. since 2005

OFFICERS
Rodger D. Shay, Jr.(2)..  President since 2005.      President and Chief Executive            6           Family Financial
230 West Monroe Street    Term of Office Expires     Officer of Shay Financial                          Holdings, LLC; First
Chicago, IL 60606         2007                       Services, Inc. since 1997;                          Financial Bank and
Age: 47                                              President, Shay Assets                                     Trust
                                                     Management, Inc. since 2005
Robert T. Podraza.......  Vice President and         Vice President and Chief                 6                 None
1000 Brickell Avenue      Assistant Treasurer since  Compliance Officer of Shay
Miami, FL 33131           1998. Term of Office       Financial Services, Inc. since
Age: 62                   Expires 2007               1990 and 1997, respectively; Vice
                                                     President, Shay Investment
                                                     Services, Inc. since 1990; Vice
                                                     President, Shay Assets
                                                     Management, Inc. since 1990

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                          NUMBER OF
                            POSITION(S) HELD WITH                                        PORTFOLIOS
                            TRUST, LENGTH OF TIME                                          IN FUND              OTHER
                             SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)          COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE             OFFICE                   DURING PAST 5 YEARS           OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
Trent M. Statczar.......  Treasurer since 2002.      Financial Services Vice President        7                 None
3435 Stelzer Road         Term of Office Expires     since 2003 and prior thereto
Columbus, OH 43219        2007                       Director and Financial Services
Age: 35                                              Manager, BISYS Fund Services
                                                     Ohio, Inc.
Daniel K. Ellenwood.....  Secretary since 1998.      Chief Compliance Officer since           7                 None
230 West Monroe Street    Term of Office Expires     2004 and prior thereto
Chicago, IL 60606         2007                       Operations/Compliance Officer and
Age: 37                                              Operations Manager, Shay Assets
                                                     Management, Inc.
Frederick J. Schmidt....  Chief Compliance Officer   Senior Vice President and Chief          7                 None
585 Stewart Avenue        since 2004. Term of        Compliance Officer, CCO Services
Garden City, NY 11530     Office Expires 2007        of BISYS Fund Services Ohio, Inc.
Age: 47                                              since 2004; Chief Compliance
                                                     Officer of four other investment
                                                     companies or fund complexes for
                                                     which CCO Services of BISYS Fund
                                                     Services Ohio, Inc. provides
                                                     compliance services since 2004;
                                                     President, FJS Associates
                                                     (regulatory consulting firm) from
                                                     2002 to 2004; Vice President,
                                                     Credit Agricole Asset Management,
                                                     U.S. from 1987 to 2002
Christine A. Cwik.......  Assistant Secretary since  Executive Secretary, Shay Assets         6                 None
230 West Monroe Street    1999. Term of Office       Management, Inc. since 1999
Chicago, IL 60606         Expires 2007
Age: 57
Alaina V. Metz..........  Assistant Secretary since  Vice President since 2002 and            7                 None
3435 Stelzer Road         1999 and Assistant         prior thereto Chief
Columbus, OH 43219        Treasurer since 2002.      Administrative Officer, BISYS
Age: 39                   Term of Office Expires     Fund Services Ohio, Inc.
                          2007

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                          NUMBER OF
                            POSITION(S) HELD WITH                                        PORTFOLIOS
                            TRUST, LENGTH OF TIME                                          IN FUND              OTHER
                             SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)          COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE             OFFICE                   DURING PAST 5 YEARS           OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
Kinga Kapuscinski.......  Assistant Secretary Since  Counsel, BISYS Fund Services,            7                 None
100 Summer Street         2006.                      Inc. (2006-present); Assistant
Suite 1500                Term of Office Expires     Counsel, BISYS Fund Services,
Boston, MA 02110          2007                       Inc. (2004-2006); Associate,
Age 34                                               Goodwin Procter LLP (2001-2004).

--------------------------------------------------------------------------------
(1) A trustee is an "interested person" of the Trust under the 1940 Act because the trustee serves as an officer of the Trust or holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his or her financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.
(2) Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Chairman of the Board of Trustees and Trustee.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

A. SECURITY ALLOCATION:

MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Repurchase Agreements.......................................      100.1%
                                                                  -----
Total.......................................................      100.1%
                                                                  =====

--------------------------------------------------------------------------------

ULTRA SHORT MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       63.6%
Fixed Rate Mortgage-Related Securities......................       30.4%
Repurchase Agreements.......................................        3.9%
U.S. Treasury Obligations...................................        1.9%
U.S. Government Agency Securities...........................        0.4%
                                                                  -----
Total.......................................................      100.2%
                                                                  =====

--------------------------------------------------------------------------------

ULTRA SHORT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       71.9%
Fixed Rate Mortgage-Related Securities......................       24.6%
Repurchase Agreements.......................................        3.3%
                                                                  -----
Total.......................................................       99.8%
                                                                  =====

--------------------------------------------------------------------------------

SHORT U.S. GOVERNMENT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       54.1%
Adjustable Rate Mortgage-Related Securities.................       26.7%
Repurchase Agreements.......................................       13.9%
U.S. Treasury Obligations...................................        4.9%
                                                                  -----
Total.......................................................       99.6%
                                                                  =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       53.4%
Adjustable Rate Mortgage-Related Securities.................       44.1%
Repurchase Agreements.......................................        2.4%
                                                                  -----
Total.......................................................       99.9%
                                                                  =====

--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       67.9%
Adjustable Rate Mortgage-Related Securities.................       29.6%
Repurchase Agreements.......................................        2.2%
                                                                  -----
Total.......................................................       99.7%
                                                                  =====

--------------------------------------------------------------------------------

B. EXPENSE COMPARISON:

  As a shareholder of the Asset Management Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Asset Management Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 through October 31, 2006.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

ACTUAL EXPENSES

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------

                                       BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                     ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                        5/1/06          10/31/06      5/1/06 - 10/31/06   5/1/06 - 10/31/06
-----------------------------------------------------------------------------------------------------------
Money Market Fund........  Class I     $1,000.00       $1,025.70            $0.91               0.18%
                           Class D      1,000.00        1,023.40             3.18               0.63%
Ultra Short Mortgage
  Fund...................               1,000.00        1,026.60             2.27               0.45%
Ultra Short Fund.........               1,000.00        1,029.40             2.43               0.48%
Short U.S. Government
  Fund...................               1,000.00        1,028.30             2.58               0.51%
Intermediate Mortgage
  Fund...................               1,000.00        1,033.70             2.43               0.48%
U.S. Government Mortgage
  Fund...................               1,000.00        1,038.00             2.39               0.47%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

--------------------------------------------------------------------------------

                                        BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                      ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                         5/1/06          10/31/06      5/1/06 - 10/31/06   5/1/06 - 10/31/06
------------------------------------------------------------------------------------------------------------
Money Market Fund.........  Class I     $1,000.00       $1,024.03            $0.91               0.18%
                            Class D      1,000.00        1,021.79             3.18               0.63%
Ultra Short Mortgage
  Fund....................               1,000.00        1,022.69             2.27               0.45%
Ultra Short Fund..........               1,000.00        1,022.54             2.42               0.48%
Short U.S. Government
  Fund....................               1,000.00        1,022.39             2.57               0.51%
Intermediate Mortgage
  Fund....................               1,000.00        1,022.54             2.42               0.48%
U.S. Government Mortgage
  Fund....................               1,000.00        1,022.59             2.37               0.47%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

C. MORNINGSTAR DESCRIPTIONS:

Portfolios in the Morningstar Ultrashort Bond category invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year (or, if duration is unavailable, average effective maturities of less than one year). This category can include corporate or government ultrashort bond portfolios, but it excludes international, convertible, multi-sector, and high yield bond portfolios.

Portfolios in the Morningstar Short Government Bond category have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. These portfolios have durations between 1 and 3.5 years (or, if duration is unavailable, average effective maturities between 1 and 4 years).

Portfolios in the Morningstar Intermediate Government Bond category have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. These portfolios have durations between 3.5 and 6 years (or, if duration is unavailable, average effective maturities between 4 and 10 years).

D. OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

Exchange Commission's website at http://www.sec.gov.

  Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  A complete schedule of each Fund's portfolio holdings for the first and third fiscal quarters of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

  The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South/Irving, TX 75063
800-442-9825

12300 Perry Highway/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07901
800-553-6159

633 Library Park Drive/Greenwood, IN 46142
800-879-9958

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and other account information, call toll free 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

     (A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

     (B) DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS DAVID F. HOLLAND, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees
     2005 - PRICEWATERHOUSECOOPERS LLP $110,250
     2006 - PRICEWATERHOUSECOOPERS LLP $115,750

     (b)  Audit-Related Fees
     2005 - $0
     2006 - $0

     (c)  Tax Fees
     2005 - TAX AUDIT & RETURNS PRICEWATERHOUSECOOPERS LLP $16,500 2006 - TAX AUDIT & RETURNS PRICEWATERHOUSECOOPERS LLP $18,900

            Fees for both 2005 and 2006 relates to the preparation of federal income and excise tax returns and review of the excise tax calculations.

     (d)  All Other Fees
     2005 - BANK INVESTMENT FUNDS MERGER DUE DILIGENCE PROCEDURES
            PRICEWATERHOUSECOOPERS LLP $10,000
     2006 - $0

     (e) (1) EXCEPT AS PERMITTED BY RULE 2-01(c)(7)(i)(C) OF REGULATION S-X, THE TRUST'S AUDIT COMMITTEE MUST PREAPPROVE ALL AUDIT AND NON-AUDIT SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS RELATING TO THE OPERATIONS OR FINANCIAL REPORTING OF THE FUNDS. PRIOR TO THE COMMENCEMENT OF ANY AUDIT OR NON-AUDIT SERVICES TO A FUND, THE AUDIT COMMITTEE REVIEWS THE SERVICES TO DETERMINE WHETHER THEY ARE APPROPRIATE AND PERMISSIBLE UNDER APPLICABLE LAW.

          (2) NONE OF THE SERVICES SUMMARIZED IN (b)-(d), ABOVE, WERE APPROVED BY THE AUDIT COMMITTEE PURSUANT TO RULE 2-01(c)(7)(i)(C) OF REGULATION S-X.

     (f)  0% FOR 2005 AND 2006.

     (g)  $0 FOR 2005 AND 2006.

     (h)  THERE WERE NO NON-AUDIT SERVICES BILLED FOR 2005 AND 2006.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(a)(1)

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

     (a)(3) NOT APPLICABLE.

     (B) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund


By (Signature and Title)* /s/ Trent Statczar
                          ------------------------------
                          Trent Statczar, Treasurer

Date January 4, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Trent Statczar
                          ------------------------------
                          Trent Statczar, Treasurer

Date January 4, 2007


By (Signature and Title)* /s/ Rodger D. Shay, Jr.
                          ------------------------------
                          Rodger D. Shay, Jr., President

Date January 10, 2007

* Print the name and title of each signing officer under his or her signature.